Portfolio of Investments July 31, 2026
NMZ
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 163.8% (100.0% of Total Investments)
0 COMMON STOCKS - 0.0% (0.0% of Total Investments) 0
MATERIALS - 0.0% (0.0% of Total Investments)
39 (a),(b) Palouse Fiber Holdings LLC $ 0
TOTAL MATERIALS 0
TOTAL COMMON STOCKS
(Cost $5,850) 0
SHARES DESCRIPTION VALUE
16,645,500 EXCHANGE-TRADED FUNDS - 0.8% (0.5% of Total Investments) 16,645,500
675,000 Nuveen High Yield Municipal Bond ETF 16,645,500
TOTAL EXCHANGE-TRADED FUNDS
(Cost $16,995,750) 16,645,500
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3565553359 MUNICIPAL BONDS - 163.0% (99.5% of Total Investments) 3565553359
ALABAMA - 2.7% (1.6% of Total Investments)
$ 182,352 (c),(d) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Refunding Taxable Series 2017C
1 .000% 09/01/37 2
1,000,000 (c),(d) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Series 2017A
6 .750 09/01/37 700,000
212,352 (c),(d) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Taxable Series 2017B
6 .750 09/01/37 148,646
2,000,000 (d) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
6 .000 09/01/45 1,987,340
1,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
5 .000 07/01/48 1,507,817
10,000,000 (e),(f) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32), (UB)
5 .250 05/01/56 10,085,773
785,000 (f) Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6 .375 11/01/50 861,336
14,765,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750 10/01/49 15,116,151
6,430,000 (e) Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024, (UB)
5 .250 10/01/49 6,640,262
8,770,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5 .000 06/01/54 8,465,225
2,200,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 2,058,906
1,740,000 (d) Mobile County, Alabama, Limited Obligation Warrants,
Gomesa Projects, Series 2020
4 .000 11/01/45 1,576,297
1,000,000 (f) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5 .000 06/01/49 1,038,257
3,905,000 (e),(f) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35), (UB)
5 .000 01/01/56 3,922,906
500,000 The Point Clear Club Improvement District, Baldwin County,
Alabama, Assessment Revenue Bonds, Series 2026A
5 .500 06/01/46 490,880
4,090,328 (d) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 4,145,557
TOTAL ALABAMA 58,745,355

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA - 0.7% (0.4% of Total Investments)
$ 5,000,000 (e) Anchorage, Alaska, Port Revenue Bonds, Series 2024A, (AMT),
(UB)
4 .500% 02/01/60 $ 4,418,102
12,500,000 (e) Anchorage, Alaska, Port Revenue Bonds, Series 2024A, (AMT),
(UB)
4 .375 02/01/65 11,201,517
TOTAL ALASKA 15,619,619
ARIZONA - 2.6% (1.6% of Total Investments)
400,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Christian University Project, Series
2019A
5 .500 10/01/40 374,612
800,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Christian University Project, Series
2019A
5 .625 10/01/49 711,840
10,100,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5 .000 07/01/51 8,695,538
10,000,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5 .000 07/01/51 8,586,638
500,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021C
6 .000 07/01/29 493,232
7,765,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .150 12/01/57 4,450,647
2,590,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Subordinate Series 2022B
5 .750 12/15/57 1,753,857
710,000 (c),(d) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
6 .500 06/01/50 568,000
4,500,000 (e) Arizona Industrial Development Authority, Student Housing
Revenue Bonds, CHF - Arizona, L.L.C. - University of Arizona
Project, Series 2026A - BAM Insured, (UB)
5 .000 07/01/65 4,496,474
4,655,000 Maricopa County Industrial Dev Auth, Arizona, Revenue Bonds,
Bonesta Project, Senior Living Series, 2026A-1
7 .000 05/01/66 4,795,271
970,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Gateway Academy Project, Series
2019A
5 .750 01/01/50 885,731
3,000,000 (c),(d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Refunding Series 2020
5 .000 07/01/49 2,400,000
245,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .250 07/01/36 196,000
400,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .375 07/01/46 320,000
475,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .500 07/01/51 380,000
745,000 (c),(d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5 .875 07/01/51 596,000
250,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020
5 .000 06/15/35 249,543
5,115,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020
5 .250 06/15/50 4,702,352
1,985,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020-1
5 .000 06/15/50 1,761,655
7,500,000 (d) Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .500 12/01/37 7,911,891

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 2,000,000 (g) Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Convertible Capital
Appreciation Revenue Bonds, Series 2021A
5 .375% 10/01/56 $ 1,580,451
1,920,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, AmeriSchools Academy
Project, Series 2022
6 .000 06/15/57 1,915,994
TOTAL ARIZONA 57,825,726
ARKANSAS - 0.3% (0.2% of Total Investments)
2,750,000 (d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 2,790,285
1,000,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 1,026,808
3,500,000 (d) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 3,301,470
TOTAL ARKANSAS 7,118,563
CALIFORNIA - 8.3% (5.1% of Total Investments)
18,390,000 (g) Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien Series
2022C - AGM Insured
5 .450 10/01/52 10,713,348
4,000,000 (g) Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .300 10/01/47 2,383,005
18,905,000 (g) Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .350 10/01/48 11,132,690
4,585,000 (g) Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .375 10/01/49 2,675,814
3,055,000 (g) Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .400 10/01/50 1,766,999
1,380,000 Burbank-Glendale-Pasadena Airport Authority, California,
Airport Revenue Bonds, Senior Series 2026B, (AMT)
4 .625 07/01/51 1,338,327
219,959 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5 .000 02/01/50 4,179
200,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments,
Series 2021A-1
3 .000 02/01/57 132,970
2,000,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments,
Series 2021A-2
4 .000 02/01/50 1,473,582
9,155,000 (d) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 7,082,140
500,000 (d) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science & Language Academy Project,
Series 2021
4 .000 07/01/61 362,155
2,175,000 (d) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science and Language Academy
Project, Series 2020
6 .250 07/01/58 2,201,061
1,595,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/48 1,528,831
1,550,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/53 1,447,854
500,000 (d) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Series 2016A
5 .000 11/01/36 500,331
1,270,000 (d) California Municipal Finance Authority, Revenue Bonds, Clay
Lacy Aviation Facilities - John Wayne Airport, Orange County
Project, Series 2026, (AMT)
6 .000 01/01/55 1,327,331
2,165,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2020-6, County of Placer-
PV400, Series 2022
5 .250 09/01/52 2,186,684
1,130,000 California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5 .250 11/01/52 1,125,801

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,500,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5 .125% 07/01/55 $ 2,975,857
3,260,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 3,056,580
1,000,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2020A
6 .000 06/01/59 931,838
2,390,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4 .000 06/01/61 1,611,895
1,355,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter
School Project, Series 2024A
6 .000 06/15/54 1,245,644
1,000,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5 .000 06/01/40 909,247
2,930,000 (d) California School Finance Authority, Charter School Revenue
Bonds, City Charter School Obligated Group, Series 2016A
5 .000 06/01/52 2,643,629
5,185,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Obligated Group, Series 2021A
4 .000 06/01/61 3,595,002
800,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4 .000 06/01/51 536,113
1,000,000 (d),(h) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2020A, (Pre-refunded 6/01/28)
5 .000 06/01/60 1,034,086
1,600,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2023A
6 .000 06/01/63 1,539,284
7,445,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 7,445,474
1,770,000 (d) California Statewide Communities Development Authority,
Hotel Revenue Bonds, HR Ontario Hotel Project, Series 2026A
6 .125 09/02/48 1,810,103
3,475,000 (d) California Statewide Communities Development Authority,
Hotel Revenue Bonds, HR Ontario Hotel Project, Series 2026A
6 .250 09/02/61 3,517,689
1,575,000 (d) California Statewide Communities Development Authority,
Limited Obligation Improvement Bonds, Open PACE, Property
Assessment Clean Energy, GreenRock, HR Ontario Hotel
Project, Series 2026
5 .250 09/02/61 1,568,832
1,000,000 (d) California Statewide Communities Development Authority,
Multifamily Housing Revenue Bonds, Sunterra Apartments,
Subordinate Series 2026D-S-A
7 .500 01/01/37 964,664
500,000 (d) California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing Project,
Refunding Series 2016A
5 .000 06/01/46 490,506
695,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2011A
8 .000 09/02/41 691,109
1,300,000 (d) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Subordinate Series
2021B
8 .000 04/01/56 1,022,230
1,750,000 (d) CMFA Special Finance Agency VII, California, Essential Housing
Revenue Bonds, Senior Lien Series 2021A-1
3 .000 08/01/56 1,187,626
300,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-2 Sierra Bella, Series 2022A
5 .000 09/01/42 306,160
21,190,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Altana Glendale, Series
2021A-2
4 .000 10/01/56 16,142,445
8,470,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000 01/01/54 7,323,597

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Dublin Mezzanine Lien
Series 2021B
4 .000% 02/01/57 $ 1,486,877
2,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Escondido Portfolio, Social
Senior Lien Series 2021A-2
4 .000 06/01/58 1,533,192
1,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Moda at Monrovia Station,
Social Series 2021A-2
4 .000 10/01/56 754,775
2,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Series 2021B
4 .000 07/01/58 1,055,089
4,750,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Orange City Portfolio,
Senior Lien Series 2021A-2
3 .000 03/01/57 3,202,486
4,250,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Mezzanine Senior Series 2021B
4 .000 12/01/56 3,176,145
2,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Mezzanine Lien Series 2021B
4 .000 06/01/57 407,975
535,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 318,296
5,000,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021A-2
4 .000 12/01/58 3,754,178
2,145,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021B
4 .000 12/01/59 1,123,845
3,430,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Senior Lien Series 2021A-1
3 .000 12/01/49 2,419,753
1,625,000 Daly City Housing Development Finance Agency, California,
Mobile Home Park Revenue Bonds, Franciscan Mobile Home
Park Project, Refunding Third Tier Series 2007C
6 .500 12/15/47 1,625,236
2,000,000 Daly City Housing Development Finance Agency, California,
Mobile Home Park Revenue Bonds, Franciscan Mobile Home
Park, Refunding Series 2007A
5 .000 12/15/37 2,001,419
8,855,000 (i) Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 830,924
4,000,000 (d) HEART-SV, Housing Endowment and Regional Trust South
Valley, California, Essential Housing Revenue Bonds, Azara
Apartments LP, Series 2026A
5 .375 06/01/61 3,732,848
7,000,000 (i) Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.
Turbo Capital Appreciation
0 .000 06/01/36 3,513,067
1,000,000 Los Angeles County Community Facilities District 2021-01,
California, Special Tax Bond, Valencia-Facilities Improvement
Area 1, Series 2022
5 .000 09/01/52 1,003,301
7,000,000 (e) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT), (UB)
5 .000 05/15/55 7,073,084
535,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1,
Improvement Area 6, Series 2021
4 .000 09/01/50 462,086
2,140,000 (c) Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5 .250 04/01/54 1,476,600
750,000 (d),(e) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100. - AMBAC Insured, (IF)
12 .953 12/01/30 961,591

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,015,000 (d),(e) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100. - AMBAC Insured, (IF)
13 .060% 12/01/33 $ 3,021,677
7,090,000 (e) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT), (UB)
5 .000 05/01/49 7,114,824
10,000,000 (e) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT), (UB)
5 .000 05/01/43 10,116,716
1,055,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 1,070,614
6,000,000 (i) Tobacco Securitization Authority of Southern California,
Tobacco Settlement Asset-Backed Bonds, San Diego County
Tobacco Asset Securitization Corporation, First Subordinate
CABs, Series 2006B
0 .000 06/01/46 1,367,693
5,000,000 (e) University of California Regents, Medical Center Pooled
Revenue Bonds, Series 2022P, (UB)
4 .000 05/15/53 4,572,278
TOTAL CALIFORNIA 181,109,281
COLORADO - 11.8% (7.2% of Total Investments)
6,000,000 (d) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 6,029,771
1,220,000 Andrews Farm Metropolitan District 1, Hudson, Colorado,
General Obligation Bonds, Limited Tax Series 2025A
6 .375 12/01/55 1,243,473
615,000 Antelope Heights Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Junior Lien Series Series 2021B
5 .500 12/15/37 595,763
1,089,000 Aspen Street Metropolitan District, Broomfield County and
City, Colorado, Limited Tax General Obligation Bonds, Series
2021A-3
5 .125 12/01/50 924,351
1,600,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2025A-3
6 .125 12/01/55 1,630,925
12,000,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 11,899,211
500,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7 .750 12/15/48 500,205
1,500,000 Belford North Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2020A
5 .500 12/01/50 1,353,240
1,000,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5 .000 12/01/51 811,800
4,820,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4 .750 12/01/52 3,961,308
2,000,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4 .750 12/01/51 1,568,415
1,000,000 Brickyard Metropolitan District 1, Castle Rock Town, Douglas
County, Colorado, General Obligation Limited Tax and Special
Revenue Bonds, Series 2025
7 .250 12/01/57 960,047
3,250,000 Brickyard Metropolitan District 1, Castle Rock Town, Douglas
County, Colorado, General Obligation Limited Tax and Special
Revenue Bonds, Subordinate Series 2026
9 .000 12/15/57 3,189,187
1,000,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/49 660,436
500,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Improvement Bonds, Series 2022
6 .500 12/01/53 520,491
2,500,000 (d) Centerra South Metro District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Senior Series 2026A
6 .250 12/01/55 2,514,181
775,000 (d) Chambers Commercial Center Business Improvement District,
Parker, Colorado, Limited Tax General Obligation Bonds,
Senior Series 2026A
6 .375 12/01/55 773,804

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 460,000 Cherry Creek Corporate Center Metropolitan District,
Arapahoe County, Colorado, Revenue Bonds, Refunding
Subordinate Lien Series 2016B
8 .000% 06/15/37 $ 460,931
500,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .250 07/01/46 499,967
345,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy
Project, Series 2008
6 .250 07/01/28 345,318
1,225,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/61 815,969
500,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, University of Northern Colorado Lab
School, Refunding & Improvement Series 2015
5 .000 12/15/45 476,813
5,300,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 5,531,939
720,000 (d) Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Global Village Academy - Northglenn Project,
Series 2020
5 .000 12/01/55 627,740
3,000,000 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group,
Series 2013
8 .000 08/01/43 1,839,188
1,000,000 (c),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
6 .125 02/01/46 644,113
3,144,000 Colorado International Center Metropolitan District 8, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020
6 .500 12/01/50 3,097,587
1,625,000 Conestoga Metropolitan District 2, Ault, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A-3
5 .250 12/01/51 1,448,854
3,000,000 (d),(g) Cottonwood Creek Metropolitan District 5, Arapahoe County
Colorado, Limited Tax General Obligation Bonds, Convertible
Capital Appreciation Series 2025
7 .250 12/01/55 2,424,825
15,340,000 (i) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Special Revenue
Capital Appreciation Turbo, Refunding & Improvement Series
2026
0 .000 12/01/33 9,189,863
3,400,000 DC Metropolitan District, Denver County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2024A
5 .875 12/01/54 3,349,430
1,500,000 Denmore Metropolitan District No 3,Colorado 5 .875 12/01/56 1,501,113
2,960,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/48 2,944,302
5,000,000 (e) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .250 12/01/48 5,048,726
1,500,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5 .625 12/01/48 1,495,880
1,030,000 E-86 Metropolitan District, Elizabeth, Elbert County, Colorado,
General Obligation Limited Tax Cash Flow Bonds, Series
2021A-3
5 .125 12/01/51 894,859
1,000,000 (d) Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2021A
5 .000 12/01/51 928,363
960,000 Erie Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, Series 2021
4 .000 12/01/38 833,894
4,150,000 (d) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 4,097,283
1,000,000 (g) Flying Horse North Metropolitan District No. 5,Colorado,
Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2026A
6 .875 12/01/55 753,626

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,080,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000% 12/01/38 $ 3,011,861
1,500,000 Four Corners Business Improvement District, Erie, Boulder
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2022
6 .000 12/01/52 1,508,514
8,380,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .500 12/01/42 8,555,515
1,000,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .750 12/01/52 1,002,009
2,260,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Subordinate Series 2022B
8 .125 12/15/52 2,223,435
3,000,000 (c) Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
1 .500 12/01/52 1,504,898
1,000,000 (c) Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
8 .500 12/15/52 398,518
2,995,000 (c),(d) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
1 .375 06/01/50 1,504,364
500,000 (d) Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4 .250 12/01/51 405,225
500,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4 .500 12/01/41 429,741
500,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4 .750 12/01/51 391,032
1,250,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
6 .250 12/01/52 1,156,101
1,250,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
9 .000 12/15/52 1,147,740
1,000,000 (g) Green Valley Ranch East Metropolitan District 9 Aurora, Adams
County, Colorado, General Obligation Bonds, Limited Tax
Capital Appropriation Series 2025A
6 .500 12/01/55 828,913
3,385,000 Green Valley Ranch East Metropolitan District No. 10, Adams
County, Colorado, General Obligation Bonds, Limited Tax
Series 2026A
6 .250 12/01/56 3,284,317
1,930,000 (d) Greenspire Metropolitan District 1, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2022
5 .125 12/01/51 1,727,849
1,480,000 (d) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 1,506,249
540,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2021
5 .000 12/01/41 505,582
3,200,000 Jefferson Center Metropolitan District 2, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Refunding Series
2026A
6 .000 12/01/56 3,193,320
1,925,000 Jefferson Center Metropolitan District 2, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Refunding
Subordinate Series 2026B
8 .125 12/15/56 1,865,068
1,700,000 (g) Jones District Community Authority Board, Centennial,
Colorado, Special Revenue Convertible Capital Appreciaiton
Bonds, Series 2020A
5 .750 12/01/50 1,665,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,000,000 (d) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5 .750% 12/01/55 $ 2,016,952
1,000,000 (d) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Refunding and Improvement Series 2025B
8 .250 12/15/55 974,961
1,000,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 958,473
1,000,000 Lakota Pointe Metropolitan District 1, Winter Park, Colorado,
Limited Tax General Obligation Bonds, Series 2025A
6 .000 12/01/55 1,016,913
500,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series
2021A-3
4 .500 12/01/50 386,252
978,000 Larkridge Metropolitan District No. 2, In the City of Thornton,
Adams County, Colorado, General Obligation, Limited Tax
Convertible to Unlimited Tax, Improvement Bonds, Refunding
Series 2019
5 .250 12/01/48 957,026
5,000,000 (d) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .375 11/01/52 5,218,587
4,000,000 (g) Legato Community Authority, Commerce City, Colorado,
Limited Tax Supported Revenue Bonds, District 1, 2, 3 & 7,
Convertible Capital Appreciation Series 2021A-2
5 .000 12/01/51 3,145,036
1,000,000 Legato Community Authority, Commerce City, Colorado,
Limited Tax Supported Revenue Bonds, District 1, 2, 3 & 7,
Series 2021B
8 .250 12/15/51 981,626
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 12/01/41 484,597
6,085,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 04/15/51 5,424,910
2,000,000 (d) Mayberry Springs Community Authority, El Paso County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2025
7 .125 12/01/45 2,033,823
1,000,000 Meadowbrook Heights Metropolitan District, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Series
2021A(3)
4 .875 12/01/51 879,844
1,000,000 (d) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5 .750 12/01/54 982,903
1,100,000 Mirabelle Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
6 .125 12/15/49 1,079,754
500,000 Murphy Creek Metropolitan District 5 (In the City of Aurora,
Arapahoe County, Colorado), General Obligation Limited Tax
Bonds, Series 2022A and Subordinate General Obligation
Limited Tax Bonds, Series 2022B(3)
6 .000 12/01/52 471,622
322,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2021B - AGM Insured
4 .625 12/15/51 276,314
4,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .250 12/01/50 4,015,337
1,535,000 (c) North Vista Highlands Metropolitan District 3, Pueblo County,
Colorado, Limited Tax General Obligation Bonds, Series 2020
5 .125 12/01/49 1,195,763
1,000,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 887,997
1,500,000 Overlook Park Metropolitan District, Routt County, Colorado,
General Obligation Bonds, Limited Tax Senior Series 2023A
7 .250 12/01/53 1,515,398
6,555,000 (c) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/49 5,728,097
1,000,000 (d),(g) Palisade Metropolitan District 2, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate
Convertible Capital Appreciation Series 2024B
5 .875 12/15/54 983,768

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 (d),(g) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue
Bonds, District 2, Series 2024A
7 .750% 12/01/53 $ 435,223
2,050,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 1,737,935
9,300,000 (g) Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
8 .000 12/01/52 6,865,869
1,430,000 (d),(g) Pinery Commercial Metropolitan District 2, Douglas County,
Colorado, General Obligation Limited Tax and Special Revenue
Bonds, Convertible Capital Appreciation Turbo Series 2026
6 .250 12/05/56 1,246,742
4,640,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 4,502,979
500,000 (d) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5 .000 12/15/41 500,198
870,000 Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported District Improvements Revenue Bonds, Refunding
Series 2024B
5 .875 12/15/46 912,950
2,315,000 Prairie Point Community Authority Board, Aurora, Arapahoe
County, Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2026
5 .750 12/01/45 2,344,105
1,000,000 (d) Prairie Song Metropolitan District 4, Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2021
6 .000 12/01/51 977,055
985,000 (d) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 945,402
1,000,000 Raindance Metropolitan District 1, Acting by and through its
Water Activity Enterprise In the Town of Windsor, Weld County,
Colorado, Non-Potable Water Enterprise Revenue Bonds,
Series 2020
5 .250 12/01/50 966,623
1,900,000 (d) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 1,905,163
2,000,000 Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax Series
2021-3
5 .375 12/01/51 1,777,648
2,900,000 (i) Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 1,884,449
998,000 Remuda Ranch Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 786,658
684,074 Reunion Metropolitan District, Acting By and Through its Water
Activity Enterprise,  Adams County, Colorado, Special Revenue
Bonds, Series 2021
3 .625 12/01/44 519,677
851,783 (d) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 842,246
1,000,000 Riverpark Metropolitan District, Arapahoe County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2024
6 .375 12/01/54 1,018,604
570,000 Riverview Metropolitan District, Steamboat Springs, Routt
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Refunding Series 2021
5 .000 12/01/51 502,372
1,000,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/52 854,339
1,000,000 Rock Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2025A
5 .625 12/01/54 993,057
2,000,000 RRC Metropolitan District 2, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Series 2021
5 .250 12/01/51 1,739,511
2,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6 .750 12/01/52 2,060,842

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,205,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Series 2024
8 .000% 12/15/54 $ 1,185,077
2,000,000 Schmer Farm Metropolitan District, Larimer County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2026
6 .250 12/01/56 1,979,832
2,240,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3 .750 12/01/41 1,820,203
1,440,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4 .000 12/01/51 1,051,146
1,025,000 Silver Leaf Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-3
5 .250 12/01/50 922,788
1,230,000 Smith Metropolitan District 3, Denver County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2026A
6 .000 12/01/55 1,230,192
5,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6 .750 12/01/53 5,225,793
1,250,000 (d) Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4 Subdistrict B, Refunding & Improvement
Series 2024A
5 .750 12/01/54 1,255,543
1,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024A
6 .500 12/01/54 1,031,411
2,790,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .125 12/01/50 2,664,809
2,025,000 (d),(g) Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
7 .000 09/01/55 1,480,757
3,000,000 (c) Stone Ridge Metropolitan District 2, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited, Series
2007
7 .250 12/01/31 90,000
685,000 Three Springs Metropolitan District 1, Durango, La Plata
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2020B
7 .125 12/15/50 674,067
1,000,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 798,843
3,000,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 2,225,194
1,000,000 (d) Tree Farm Metropolitan District, Eagle County, Colorado,
General Obligation Limited Tax Bonds, Series 2021
4 .750 12/01/50 859,300
1,500,000 (d) Vail Home Partners Corporation, Colorado, Housing Facilities
Revenue Bonds, Series 2025
6 .000 10/01/64 1,542,223
1,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .375 12/01/39 1,000,651
1,500,000 (g) Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6 .000 12/01/50 1,359,903
1,570,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5 .375 12/01/50 1,517,203
1,100,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020
5 .000 12/01/40 1,094,235
3,000,000 Villages at Johnstown Metropolitan District 7, Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series
2022A(3)
6 .250 12/01/52 2,931,561
1,000,000 Waterfront at Foster Lake Metropolitan District 2, Weld County,
Colorado, Special Revenue Bonds, Series 2022
4 .625 12/01/28 933,514
1,000,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/41 1,007,600

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,230,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000% 12/01/51 $ 1,182,376
1,750,000 (d) Waterview North Metropolitan District 1, Colorado, General
Obligation Bonds, Limited Tax Series 2024A
5 .750 12/01/54 1,694,299
1,500,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 1,504,396
3,500,000 (d),(g) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 2,346,470
1,100,000 (d) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 1,105,948
1,135,000 West Valley Metropolitan District 3, Colorado, General
Obligation Bonds, Limited Tax Windsor Series 2024A
5 .250 12/01/54 1,116,188
999,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
5 .125 12/01/51 869,653
4,390,000 (d),(g) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4 .625 12/01/51 3,164,796
4,000,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 2,979,714
705,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5 .000 12/01/49 635,648
1,000,000 (d) Winsome Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A
5 .125 12/01/50 889,186
757,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Taxable
Converting to Tax-Exempt Refunding Subordinate Series
2020B-1
6 .250 12/15/40 730,779
TOTAL COLORADO 258,239,340
CONNECTICUT - 0.6% (0.4% of Total Investments)
1,280,000 (i) Aquarion Water Authority, Connecticut, Water System Revenue
Bonds, Capital Appreciation Series 2026C
0 .000 08/01/54 297,405
2,945,000 (i) Aquarion Water Authority, Connecticut, Water System Revenue
Bonds, Capital Appreciation Series 2026C
0 .000 08/01/55 644,441
2,330,000 (i) Aquarion Water Authority, Connecticut, Water System Revenue
Bonds, Capital Appreciation Subordinate Series 2026E - BAM
Insured
0 .000 08/01/50 674,205
2,850,000 (i) Aquarion Water Authority, Connecticut, Water System Revenue
Capital Appreciation  Bonds, Series 2026C
0 .000 08/01/50 834,371
1,280,000 (i) Aquarion Water Authority, Connecticut, Water System Revenue
Capital Appreciation  Bonds, Subordinate Series 2026E - BAM
Insured
0 .000 08/01/46 478,790
1,230,000 (i) Aquarion Water Authority, Connecticut, Water System Revenue
Capital Appreciation  Bonds, Subordinate Series 2026E
0 .000 08/01/47 420,085
1,500,000 (i) Aquarion Water Authority, Connecticut, Water System Revenue
Capital Appreciation  Bonds, Subordinate Series 2026E
0 .000 08/01/49 449,623
1,875,000 (i) Aquarion Water Authority, Connecticut, Water System Revenue
Capital Appreciation  Bonds, Subordinate Series 2026E
0 .000 08/01/53 440,593
1,725,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Odd Fellows Home of Connecticut d/b/a
Fairview Issue, Series 2026A
6 .250 12/15/53 1,740,184
1,750,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Odd Fellows Home of Connecticut d/b/a
Fairview Issue, Series 2026A
6 .375 12/15/61 1,764,438
2,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Forward Delivery Series
2022M
4 .000 07/01/41 1,858,462
3,570,000 (e) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .600 11/15/49 3,432,770
TOTAL CONNECTICUT 13,035,367

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DELAWARE - 0.1% (0.0% of Total Investments)
$ 1,820,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000% 06/01/50 $ 1,664,342
TOTAL DELAWARE 1,664,342
DISTRICT OF COLUMBIA - 0.9% (0.6% of Total Investments)
5,000,000 (i) District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 1,090,547
6,944,000 (d) District of Columbia, Revenue Bonds, Saint Paul on Fouth
Street, Inc., Series 2019A
5 .250 05/15/55 5,923,869
5,100,000 (e) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4 .000 10/01/53 4,374,096
4,750,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
4 .000 10/01/52 4,097,234
5,640,000 (e) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured, (UB)
4 .000 10/01/52 4,864,927
TOTAL DISTRICT OF COLUMBIA 20,350,673
FLORIDA - 12.1% (7.4% of Total Investments)
350,000 Abbott Square Community Development District, Zephyrhills,
Florida, Special Assessment Revenue Bonds, 2022 Project
Series 2022
5 .500 06/15/52 350,136
800,000 (d) Acacia Fields Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2026 Project,
Series 2026
5 .700 06/15/56 782,783
4,645,000 (d) Alachua County Health Facilities Authority, Florida, Health
Facilities Revenue Bonds, Terraces at Bonita Springs Project,
Refunding Series 2022A
5 .000 11/15/61 3,807,835
1,680,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, 2015 Assessment Project, Series
2015
5 .375 05/01/45 1,680,376
2,000,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
4 .000 05/01/52 1,581,101
1,000,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 4 Master Improvement
Project, Series 2023
5 .500 05/01/53 989,507
4,000,000 (d) Avenir Community Development District, Palm Beach Gardens,
Florida, Special Assessment Bonds, Area 2 -2021A Project,
Subordinate Series 2021A-2
5 .125 05/01/52 3,904,396
4,265,000 Avenir Community Development District, Palm Beach
Gardens, Florida, Special Assessment Bonds, Area 3 - Master
Infrastructure Project, Series 2023
5 .625 05/01/54 4,326,146
1,215,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2021
Project Series 2021
4 .000 05/01/52 970,421
500,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
5 .250 05/01/55 484,904
995,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, Series
2015
5 .250 11/01/46 995,049
1,005,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
4 .125 11/01/51 827,659
330,000 Belmond Reserve Community Development District, Florida,
Hillsborough County Special Assessment Revenue Bonds 2020
Project Series 2020
4 .000 05/01/51 269,437
860,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Phase 1 Project, Series 2013A
6 .125 11/01/33 921,776

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,375,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5 .125% 05/01/43 $ 1,374,932
600,000 Bonterra Community Development District, Hialeah, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series
2016
4 .750 05/01/46 574,306
500,000 (d) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5 .750 05/01/52 503,314
1,625,000 Capital Projects Finance Authority, Florida, Student Housing
Revenue Bonds, PRG - UnionWest Properties LLC Project,
Senior Series 2024A-1
5 .000 06/01/54 1,294,167
2,000,000 (d),(h) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A,
(Pre-refunded 6/15/27)
5 .000 06/15/55 2,037,403
285,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A
4 .000 07/01/41 247,470
1,070,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A
4 .000 07/01/51 829,338
2,454,368 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, LLT  Academy South Bay Project, Series 2020A
6 .000 06/15/55 2,157,037
5,000,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5 .250 07/01/49 4,521,509
1,000,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5 .375 07/01/54 889,982
500,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2021
4 .000 08/15/51 389,258
3,470,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
5 .250 06/15/47 3,269,118
1,300,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .875 08/01/52 1,115,578
1,500,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6 .000 08/15/63 1,441,029
1,400,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, LLT Academy South Bay Project, Series 2025
7 .250 06/15/55 1,424,497
955,000 (c) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5 .125 05/01/45 764,000
1,000,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2019, (AMT)
5 .000 10/01/49 959,443
1,000,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2021A, (AMT)
4 .000 10/01/41 902,995
210,000 (d) Coddington Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds, Series
2022
5 .750 05/01/42 218,377
995,000 (d) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
5 .375 11/01/50 1,002,212
1,000,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
4 .500 05/01/52 897,878
1,155,000 (d) Crossings Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2024
5 .600 05/01/54 1,133,020
3,730,000 (d) Crosswinds East Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .750 05/01/54 3,744,141
1,435,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Series 2024
5 .800 05/01/54 1,383,690
1,485,000 Cypress Mill Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Assessment Area
2, Series 2020
4 .000 06/15/40 1,363,434
1,395,000 (d) Del Webb Sunchase Community Development District,
Manatee County, Florida, Special Assessment Bonds, Series
2025
5 .625 05/01/55 1,394,130

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,605,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Wildlight Village Phase 3 Series 2024
5 .500% 05/01/55 $ 1,553,402
1,000,000 (d) East Palm Drive Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2024
5 .375 06/15/54 972,682
825,000 (d) East Palm Drive Community Development District, Florida,
Special Assessment Bonds, Assessment Area 2, Series 2026
5 .700 06/15/56 809,527
2,000,000 East Ridge Community Development District, Tallahassee,
Florida, Special Assessment Bonds, Assessment Area 1, Series
2026
6 .000 05/01/57 1,970,975
700,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Series 2025
6 .300 05/01/55 709,762
820,000 (d) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
5 .600 05/01/55 798,370
1,175,000 Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area Two,
Series 2020
4 .375 05/01/51 1,016,541
1,215,000 Esplanade Lake Club Community Development District, Lee
County, Florida, Capital Improvement Bonds, Series 2019A-1
4 .125 11/01/50 1,003,037
1,000,000 (d) Everlands II Community Development District, Palm Bay,
Florida, Special Assessment Revenue Bonds, Series 2024
5 .450 06/15/54 990,221
1,245,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/51 1,063,724
1,850,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2014A
6 .500 07/01/44 1,851,160
1,000,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2017A
5 .750 07/01/44 1,000,920
2,000,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Series
2022A
6 .000 01/15/57 1,844,656
6,230,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Series
2026A
7 .250 01/15/56 6,047,556
2,300,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
5 .000 07/15/46 2,179,118
4,755,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies of Pasco County
Inc., Series 2020A
5 .000 01/01/50 3,784,740
120,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5 .000 09/15/50 107,436
1,000,000 (d) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2019, (AMT)
5 .000 05/01/29 1,006,432
15,610,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 2,144,342
3,495,000 (e) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .250 07/01/47 3,473,064
4,090,000 (e) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (UB)
5 .250 07/01/53 4,004,163
5,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 3,675,000

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 16,745,000 (d),(f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 7/30/26)
1 .000% 07/01/57 $ 10,884,250
2,500,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .250 06/01/59 2,374,665
3,075,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6 .500 06/01/59 2,872,590
625,000 (d) Florida Local Government Finance Commission, Senior Living
Revenue Bonds, Fleet Landing at Nocatee Project Series 2025A
6 .750 11/15/55 657,679
3,010,000 (d) GIR East Community Development District, Osceola County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2025
5 .500 05/01/55 2,864,462
2,170,000 (d) Gracewater Sarasota Community Development District,
Sarasota County, Florida, Capital Improvement Revenue
Bonds, Series 2021
4 .000 05/01/52 1,707,994
1,000,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement
Bonds, Assessment Area Two Project, Refunding Series
2014A-2
6 .500 05/01/39 1,001,240
1,000,000 Greenbriar Community Development District, St. Johns County,
Florida, Special Assessment Revenue Bonds, Assessment Area
2, Series 2026
5 .700 05/01/58 973,541
1,620,000 Harmony Community Development District, Florida, Capital
Improvement Revenue Bonds, Special Assessment, Refunding
Series 2014
5 .250 05/01/32 1,608,766
1,000,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 4, Series 2023
5 .500 05/01/53 1,005,764
1,935,000 (d) Hickory Tree Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
5 .450 05/01/55 1,891,228
2,000,000 (d) Higher Educational Facilities Financing Authority, Florida,
Revenue Bonds, Keiser University Project, Series 2025
6 .000 07/01/45 2,034,563
2,750,000 (d) Higher Educational Facilities Financing Authority, Florida,
Revenue Bonds, Keiser University Project, Series 2025
6 .250 07/01/55 2,780,409
1,035,000 (d) Highland Trails Community Development District, Dade City,
Pasco County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
5 .850 05/01/56 1,010,504
1,500,000 Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Subordinate Lien Series
2018A, (AMT)
5 .000 10/01/48 1,501,745
5,000,000 (e) Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Subordinate Lien Series
2018A, (AMT), (UB)
5 .000 10/01/48 5,005,815
560,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
5 .875 05/01/55 566,753
1,000,000 (d) K-Bar Ranch III Community Development District, Tampa,
Florida, Special Assessment Bonds, Series 2025
6 .125 05/01/55 1,026,586
1,000,000 (d) Keys Edge Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Project Series 2024
5 .375 05/01/55 966,735
980,000 (d) Kingston One Community Development District, Lee County,
Florida, Special assessment Bonds, Assessment Area 1 2025
Project, Series 2025
5 .750 05/01/45 1,007,323
1,000,000 Lakefront Estates Community Development District, Glades
County, Florida, Special Assessments Bonds, Assessment Area
1, Series 2025
5 .700 05/01/45 1,005,674
610,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Lakewood Centre North Project,
Series 2015
4 .875 05/01/45 609,417
1,160,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
6 .000 05/01/56 1,203,700

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,000,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .375% 06/15/37 $ 1,999,937
620,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Cypress Cove at
HealthPark Florida, Inc. Project, Refunding Series 2026
5 .750 10/01/50 625,945
1,630,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .750 12/01/52 1,198,738
2,820,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021A
4 .000 05/01/52 2,255,646
1,435,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 3 Project, Series 2024AA3
6 .050 05/01/54 1,437,722
1,185,000 Lucerne Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
4 .750 05/01/50 1,103,812
1,990,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .375 05/01/40 1,838,088
2,975,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .500 05/01/51 2,566,002
750,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community
Charter School Inc Project, Series 2025
6 .375 06/01/65 756,836
750,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
6 .000 07/01/47 752,041
1,085,000 Miami World Center Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2017
5 .250 11/01/49 1,087,641
5,000,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2014A
5 .000 07/01/39 5,008,564
1,750,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
6 .000 09/15/45 1,750,229
2,100,000 (d),(f) Miami-Dade County Industrial Development Authority, Florida,
Student Housing Revenue Bonds, PRG - Casa Properties LLC
Project, Senior Series 2026A-1, (Mandatory Put 7/01/36)
5 .375 07/01/65 2,165,110
1,000,000 Miami-Dade County Industrual Development Authority,
Florida, Revenue Bonds, Doral Academy, Seres 2018
5 .000 01/15/48 959,409
5,100,000 (e) Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2017B, (AMT), (UB)
5 .000 10/01/40 5,139,357
2,240,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2019A, (AMT)
5 .000 10/01/49 2,224,886
7,715,000 (e) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT), (UB)
5 .000 10/01/47 7,779,001
885,000 (d) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6 .000 05/01/55 884,972
245,000 (d) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5 .750 05/01/53 248,135
870,000 (d) Normandy Community Development District, Florida, Capital
Improvement Revenue Bonds, Jacksonville Assessment Area
One Series 2024
5 .550 05/01/54 817,632
1,750,000 (d) Normandy II Community Development District,Florida 6 .050 05/01/57 1,751,876
355,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2019
4 .750 05/01/50 331,133
1,000,000 (d) Northlake Stewardship District, Manatee County, Florida,
Special Assessment Bonds, Pod A - Assessment Area 2, Series
2026
5 .750 05/01/56 970,643
625,000 (d) Old Town Floridian Community Development District,  Miami-
Dade County, Florida, Special Assessment Bonds, Series 2026
5 .250 05/01/46 603,646

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 875,000 Orange Branch Community Development District, Saint Johns
County, Florida, Special Assessments Bonds, Assessment Area
1 Project, Series 2026
5 .650% 05/01/56 $ 858,703
9,305,000 (e) Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Series 2019, (UB)
4 .000 08/15/49 8,109,136
250,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/52 237,861
1,355,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2021A
5 .000 06/01/57 1,181,870
1,120,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6 .250 06/01/59 1,109,950
500,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties LLC - Palm Beach Atlantic University Housing
Project, Series 2019A
5 .000 04/01/51 470,140
1,000,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
5 .700 05/01/55 983,419
1,560,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
5 .375 05/01/55 1,532,141
905,000 (d) Peace Creek Village Community Development District, Florida,
Special Assessment Revenue Bonds, Winter Haven Series 2024
5 .750 05/01/54 897,818
495,000 Portico Community Development District, Lee County, Florida,
Special  Assessment, Improvement Series 2020-2
4 .000 05/01/50 412,841
1,065,000 Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2022
4 .000 05/01/52 885,301
900,000 (d) Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
4 .000 05/01/51 743,079
1,285,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
4 .875 05/01/50 1,210,296
2,490,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
6 .000 11/01/47 2,517,739
575,000 (d) Sage Brush Community Development District, Pasco County,
Florida, Special Assessments Bons, Assessment Area 1, Series
2026
5 .200 05/01/46 553,933
968,631 (d),(f) Saint Johns County Housing Authority, Florida, Multifamily
Mortgage Revenue Bonds, Victoria Crossing, Series 2021A,
(Mandatory Put 4/01/39)
3 .920 04/01/59 777,943
700,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6 .375 11/01/53 723,816
1,305,000 (d) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4 .125 05/01/41 1,195,229
1,000,000 (d),(j) Seaton Creek Reserve Community Facilities District,
Jacksonville, Florida, Special Assessments Bonds, Assessment
Area 2, Series 2026
5 .700 05/01/56 989,837
1,070,000 (d),(j) Sorrento Pines Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area
2,  Series 2026
5 .750 05/01/56 1,071,436
15,000,000 (e) South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017, (UB)
5 .000 08/15/47 15,098,412
410,000 (d) Summit View Community Development District, Dade City,
Florida, Special Assessment Area Two Revenue Bonds, Series
2024
6 .000 05/01/54 413,306
1,000,000 (d) Sunstone Community Development District, Groveland,
Florida, Special Assessment Bonds, Assessment Area 1 Project,
Series 2026
5 .800 05/01/56 968,109

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 350,000 (d) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4 .625% 05/01/36 $ 342,107
1,230,000 Touchstone Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, 2019 Project,
Series 2019
4 .000 12/15/40 1,100,939
1,265,000 Tradition Community Development District 1, Port Saint Lucie,
Florida, Irrigation System Revenue Bonds, Existing System
Series 2017
4 .500 10/01/47 1,211,449
835,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5 .500 05/01/49 836,752
1,495,000 Tuckers Pointe Community Development District, Charlotte
County, Florida, Special Assessment Notes, Phase 1 Project,
Series 2022
4 .000 05/01/42 1,340,532
2,545,000 (d) Tuckers Pointe Community Development District, Charlotte
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2, Refunding Series 2026
5 .800 05/01/53 2,551,504
1,000,000 Turtle Run Community Development District, Florida, Special
Assessment Benefit Tax Bonds, Series 2017-2
5 .000 05/01/37 1,008,188
1,450,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1
6 .375 11/01/47 1,515,877
2,565,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-2
6 .375 11/01/47 2,681,534
500,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Expansion Area Project, Series
2019
4 .000 12/15/49 412,080
1,000,000 Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2023 Project,
Series 2023
6 .125 11/01/53 1,022,965
995,000 Venetian Parc Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Area One Project,
Series 2013
6 .500 11/01/43 1,037,767
500,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
6 .625 11/01/52 522,920
2,875,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
5 .250 05/01/53 2,864,403
1,785,000 Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Series 2019
4 .875 05/01/50 1,674,361
1,500,000 Vivid Shores Community Development District, Lee County,
Florida, Special Assessment Bonds, 2025 Project Area, Series
2025
5 .625 05/01/56 1,468,852
750,000 (d) Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
5 .450 05/01/54 719,199
1,000,000 West Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2025
5 .500 06/15/55 977,279
1,000,000 (d) West Villages Improvement District, Florida, Capital
Improvement Revenue Bonds, Unit of Development 12
Assessment Area 1, Series 2026
5 .650 05/01/56 975,829
395,000 (d) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2024
6 .000 05/01/54 399,655
500,000 (d) Wildblue Community Development District, Florida, Special
Assessment Bonds, 2026 Project, Series 2026
5 .750 05/01/56 493,552
120,000 (d) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project Series 2024
5 .900 05/01/55 118,373
1,000,000 (d) Windsor at Westside Community Development District, Lake
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
5 .750 05/01/54 1,023,269

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 720,000 (d) Woodland Ranch Estates Community Development District,
Dundee, Florida, Special Assessment Bonds, Series 2025
5 .750% 05/01/55 $ 708,123
1,090,000 (d) Yarbrough Lane Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5 .600 05/01/55 1,071,740
TOTAL FLORIDA 263,570,580
GEORGIA - 1.5% (0.9% of Total Investments)
4,730,000 (g) Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 4,335,772
1,000,000 (d) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 1,015,044
870,000 Atlanta Urban Residential Finance Authority, Georgia,
Multifamily Housing Revenue Bonds, Testletree Village
Apartments, Series 2013A
5 .000 11/01/48 699,106
10,000,000 (e) Atlanta, Georgia, Airport General Revenue Bonds, Series
2019B, (AMT), (UB)
5 .000 07/01/44 10,177,226
5,000,000 (d),(g) Bartow County, Georgia, Tax Allocation Revenue Bonds,
Highway 411 Corridor Development Project District Number 3,
Senior Convertible Capital Appreciation Series 2026
6 .500 04/01/51 4,037,532
1,725,000 Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  First Tier
Series 2021A
4 .000 01/01/54 1,425,791
3,775,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2019A
5 .000 01/01/63 3,685,577
2,000,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A
5 .000 07/01/60 1,953,819
2,215,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2023A - AGM Insured
5 .000 07/01/64 2,236,144
500,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5 .250 06/01/61 484,862
1,650,000 (d) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .250 06/01/61 1,661,569
TOTAL GEORGIA 31,712,442
GUAM - 0.0% (0.0% of Total Investments)
500,000 Guam Power Authority, Revenue Bonds, Refunding Series
2024A
5 .000 10/01/28 515,018
505,000 Guam Power Authority, Revenue Bonds, Refunding Series
2024A
5 .000 10/01/29 525,078
TOTAL GUAM 1,040,096
HAWAII - 0.1% (0.1% of Total Investments)
2,000,000 (d) Hawaii County, Hawaii, Special Tax Revenue Bonds, Community
Facilities District 1-2021, Kaloko Heights Project, Series 2023
7 .250 05/15/52 2,019,128
1,000,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .125 07/01/43 950,570
TOTAL HAWAII 2,969,698
IDAHO - 0.5% (0.3% of Total Investments)
1,000,000 (d) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 6 Series 2024B
5 .500 09/01/53 991,684
1,000,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5 .000 07/15/56 758,289
6,605,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5 .250 07/01/55 5,624,627
1,000,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4 .000 05/01/56 686,369
1,700,000 (d) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 1,730,871
1,050,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 1,066,224
TOTAL IDAHO 10,858,064

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS - 8.0% (4.9% of Total Investments)
$ 4,650,000 (e) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5 .000% 12/01/59 $ 4,693,068
10,000,000 (e) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A - BAM Insured, (UB)
5 .000 12/01/46 10,280,515
1,203,224 Chicago, Illinois, Certificates of Participation Tax Increment
Bonds, 35th and State Redevelopoment Project, Series 2012
6 .100 01/15/29 1,203,430
2,830,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5 .000 01/01/48 2,829,917
8,065,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2022A
5 .000 01/01/48 8,064,898
4,000,000 (e) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D, (UB)
5 .000 01/01/52 4,005,222
5,200,000 (e) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024B, (UB)
5 .500 01/01/59 5,449,506
1,500,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2025E - BAM Insured
5 .000 01/01/60 1,494,053
10,290,000 (e) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2025E - BAM Insured,
(UB)
5 .000 01/01/60 10,249,203
9,400,000 (e) Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A, (UB)
6 .000 01/01/38 9,440,865
70,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5 .000 01/01/38 67,839
2,450,000 (e) Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5 .000 01/01/44 2,339,222
6,100,000 (e) Chicago, Illinois, General Obligation Bonds, Series 2019A -
BAM Insured, (UB)
5 .000 01/01/44 6,141,893
10,110,000 (e) Chicago, Illinois, Water Revenue Bonds, Project Series 2026A -
BAM Insured, (UB)
5 .250 11/01/61 10,465,284
5,000,000 (d) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP,
Series 2016A
6 .375 11/01/46 4,003,960
1,000,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5 .000 07/01/51 712,768
1,000,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5 .000 07/01/56 685,591
1,000,000 (d) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .625 08/01/53 1,017,124
550,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/36 548,477
600,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/38 584,184
700,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/40 659,238
1,000,000 (d) Illinois Finance Authority, Revenue Bonds, Illinois Institute of
Technology, Series 2025A
5 .875 09/01/46 979,069
7,563,831 Illinois Finance Authority, Revenue Bonds, Lutheran Life
Communities Obligated Group, 2026A
6 .500 03/01/55 6,869,577
2,000,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018B
6 .125 04/01/58 1,932,290
1,000,000 (d),(f) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7 .375 09/01/42 1,125,217
7,955,000 (e) Illinois State, General Obligation Bonds, June Series 2022A,
(UB)
5 .500 03/01/47 8,272,089
1,715,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 1,795,898
1,000,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/35 1,002,574
1,000,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/37 1,002,086
5,000,000 Illinois State, General Obligation Bonds, October Series 2020C 4 .250 10/01/45 4,635,984
10,000,000 (e) Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A, (UB)
4 .000 01/01/46 9,367,174
1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4 .000 06/15/50 848,767

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 7,075,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A - BAM
Insured
4 .000% 06/15/50 $ 6,137,077
20,215,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 20,066,921
5,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 4,926,708
35,635,000 (i) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/54 8,125,322
5,000,000 (i) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B - BAM Insured
0 .000 12/15/54 1,188,350
7,750,000 (e) Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018A, (UB)
5 .000 01/01/48 7,767,500
2,520,000 Sangamon County School District 186 Springfield, Illinois,
General Obligation Bonds, Alternate Revenue Source, School
Series 2026D - BAM Insured
5 .500 06/01/66 2,633,765
1,000,000 (d) Schaumburg Village, Cook and DuPage Counties, Illinois, Tax
Increment Revenue Note Certificates of Participation, North
Schaumburg Redevelopment Project Area, Series 2025
6 .125 12/30/38 1,000,845
895,000 (c) Yorkville United City Business District, Illinois, Storm Water and
Water Improvement Project Revenue Bonds, Series 2007
4 .800 01/01/27 304,300
TOTAL ILLINOIS 174,917,770
INDIANA - 1.3% (0.8% of Total Investments)
1,000,000 (d),(e) Indiana Bond Bank, Special Program Bonds, Hendricks
Regional Health Project, Tender Option Bond Trust 2016-
XL0019. - AMBAC Insured, (IF)
12 .282 04/01/30 1,240,395
3,050,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5 .000 12/01/55 2,485,694
2,150,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Marian University Project, Series 2026
5 .250 09/15/56 2,085,250
850,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series 2021A
5 .000 06/01/41 778,113
550,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series 2021A
5 .000 06/01/56 452,892
7,725,000 (e) Indiana Finance Authority, Educational Facilities Revenue
Bonds, University of Evansville Project, Series 2022A, (UB)
5 .250 09/01/57 7,090,786
5,955,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Victory College Prep Project, Series 2021A
4 .500 12/01/55 4,623,346
2,000,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5 .750 08/01/42 2,001,492
5,000,000 (e) Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Baptist Healthcare System Obligated Group,
Series 2017A, (UB)
5 .000 08/15/51 5,010,078
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .125 03/01/57 1,033,813
655,000 Saint Joseph County, Indiana, Economic Development
Revenue Bonds, Chicago Trail Village Apartments, Series
2005A
7 .500 07/01/35 659,879
500,000 (d) Valparaiso, Indiana, Revenue Bonds, Valparaiso University
Project, Series 2025A
6 .250 10/01/50 472,984
TOTAL INDIANA 27,934,722
IOWA - 1.1% (0.7% of Total Investments)
1,000,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 1,000,960
2,500,000 (f),(h) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 2,775,535
17,940,000 (e),(h) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (UB)
5 .000 12/01/50 19,917,239

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA (continued)
$ 600,000 Iowa Higher Education Loan Authority, Private College Facility
Revenue Bonds, University of Dubuque Project, Series 2025
6 .000% 10/01/55 $ 618,196
TOTAL IOWA 24,311,930
KANSAS - 0.0% (0.0% of Total Investments)
1,000,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
5 .750 09/01/32 957,284
TOTAL KANSAS 957,284
KENTUCKY - 1.6% (1.0% of Total Investments)
1,240,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6 .000 12/01/40 1,255,339
5,450,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/41 5,385,816
11,675,000 (e) Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A,
(UB)
5 .000 06/01/41 11,537,506
5,525,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/45 5,479,286
980,000 Kentucky Economic Development Finance Authority,
Kentucky, Healthcare Facilities Revenue Bonds, Christian Care
Communities, Inc. Obligated Group, Series 2021
5 .125 07/01/55 816,229
3,000,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5 .000 05/15/52 2,850,912
985,000 Newport, Kentucky, Special Obligation Revenue Bonds,
Newport Clifton Project, Series 2020B
5 .500 12/01/60 825,215
5,200,000 (e),(f) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024A-1, (Mandatory Put 2/01/32),
(UB)
5 .250 04/01/54 5,491,784
1,000,000 (d) Union Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022B
5 .500 12/01/52 940,436
1,000,000 (d) Union, Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022D
5 .750 12/01/52 941,867
TOTAL KENTUCKY 35,524,390
LOUISIANA - 1.0% (0.6% of Total Investments)
1,480,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Mentorship STEAM Academy, Series 2021A
5 .000 06/01/56 1,161,305
4,465,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/57 3,699,425
500,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .250 06/01/52 494,955
1,000,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .375 06/01/62 983,372
200,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .500 06/01/62 170,581
2,000,000 (g) Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5 .250 10/01/33 2,128,812
500,000 (d) Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, Crescent City Schools Project, Series 2026A
5 .700 07/01/56 485,020
1,000,000 (d) Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, Crescent City Schools Project, Series 2026A
5 .750 07/01/66 961,575
7,000,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/59 7,093,305
2,500,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .000 09/01/66 2,374,055
500,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2026A
5 .750 12/01/55 533,345
1,000,000 (d) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 500,000

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 540,000 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350% 07/01/40 $ 577,887
TOTAL LOUISIANA 21,163,637
MAINE - 0.1% (0.1% of Total Investments)
1,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/41 933,732
1,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 923,046
TOTAL MAINE 1,856,778
MARYLAND - 1.1% (0.6% of Total Investments)
1,595,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/42 1,566,776
4,250,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/46 4,126,091
2,000,000 Maryland Economic Development Corporation, Maryland,
Lease Revenue Bonds, Reservoir Square Project, Series 2024
5 .000 07/01/56 1,956,077
4,000,000 (c) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/31 2,680,000
2,500,000 (c) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5 .250 12/01/31 1,675,000
3,250,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Port Covington Project, Series 2020
4 .000 09/01/50 2,678,722
5,000,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2021
2 .750 06/01/51 3,338,454
5,000,000 (d) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .250 07/01/48 4,990,909
TOTAL MARYLAND 23,012,029
MASSACHUSETTS - 1.5% (0.9% of Total Investments)
7,080,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, (UB)
5 .000 07/01/53 6,958,136
4,150,000 Massachusetts Development Finance Agency, Revenue Bonds,
CHF Wentworth , Inc. Issue, Pike Student Housing Project,
Series 2026A
5 .500 07/01/66 4,048,735
10,115,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026Q, (UB)
5 .500 12/01/56 10,644,163
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2016A
5 .000 01/01/47 1,920,891
1,400,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
GingerCare Living Inc, Fixed Rate Series 2024A
5 .875 12/01/60 1,308,425
5,270,000 (e) Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue K, Series 2017B, (AMT), (UB)
4 .250 07/01/46 4,654,519
1,200,000 Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue M, Subordinate Series 2021C,
(AMT)
3 .000 07/01/51 778,936
1,500,000 Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue N Subordinate Series 2026B, (AMT)
5 .250 07/01/56 1,454,967
TOTAL MASSACHUSETTS 31,768,772
MICHIGAN - 1.9% (1.1% of Total Investments)
779,037 (c) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3 .000 06/15/26 874,469
2,180,096 (c) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3 .000 06/15/27 2,466,234
1,740,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Social Series 2021A
5 .000 04/01/46 1,762,355
5,750,000 (e) Grand Rapids, Kent County, Michigan, General Obligation
Bonds, Limited Tax Series 2025, (UB)
5 .000 04/01/55 5,843,485

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 3,500,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Aquinas College Project,
Refunding Series 2021
5 .000% 05/01/46 $ 2,748,543
3,675,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Series 2019A
5 .000 11/15/48 3,714,856
6,480,000 (e) Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Series 2019A, (UB)
5 .000 11/15/48 6,550,277
830,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Cesar Chavez Academy Project,
Refunding Series 2019
5 .000 02/01/33 839,282
905,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Holly Academy Project, Refunding
Series 2021
4 .000 12/01/41 765,971
1,000,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Holly Academy Project, Refunding
Series 2021
4 .000 12/01/51 764,886
110,000 (d) Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hope Academy Project, Refunding
Series 2021
4 .400 04/01/31 100,953
315,000 (d) Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hope Academy Project, Refunding
Series 2021
4 .900 04/01/41 246,471
1,160,000 (d) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5 .900 07/15/46 1,119,527
28,335,000 (i) Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts, Taxable Series 2020B
0 .000 06/01/45 7,632,667
1,230,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2007
6 .500 12/01/37 1,230,414
1,000,000 Michigan Public Educational Facilities Authority, Limited
Obligation Revenue Bonds,  Chandler Park Academy Project,
Series 2008
6 .500 11/01/35 1,000,370
1,190,000 (d) Michigan Strategic Fund, Limited Obligation Tax Capture
Revenue Bonds, Bedrock Detroit Transformational Brownfield
Plan Project, Series 2026
5 .500 10/01/53 1,196,086
100,000,000 (i) Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0 .000 06/01/58 1,627,220
TOTAL MICHIGAN 40,484,066
MINNESOTA - 1.9% (1.2% of Total Investments)
6,235,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Series 2021A
5 .000 06/15/56 4,307,948
6,000,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5 .000 07/01/49 4,493,230
1,000,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
6 .000 07/01/45 974,267
620,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
6 .500 06/15/65 617,816
505,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5 .000 07/01/47 389,770
5,000,000 (d) Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2021A
5 .000 07/01/56 3,697,827
1,190,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5 .500 06/01/57 1,040,183
2,615,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5 .000 07/01/55 1,926,500
5,650,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5 .000 12/01/47 4,901,124
2,965,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5 .000 09/01/44 2,631,601
3,085,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/46 2,560,761

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 2,270,000 (d) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2026
7 .000% 04/01/61 $ 2,177,476
2,000,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/58 1,940,387
5,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
5 .000 12/01/55 3,609,147
1,000,000 (d) Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Episcopal Homes of Minnesota,
Series 2026
5 .875 11/01/59 991,326
3,000,000 (d) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series
2012-7, (AMT)
4 .500 10/01/37 2,860,749
2,625,000 Spring Lake Park, Minnesota, Charter School Lease Revenue
Bonds, Excell Academy for Higher Learning Inc., Series 2019A
5 .000 06/15/49 2,356,676
TOTAL MINNESOTA 41,476,788
MISSISSIPPI - 0.0% (0.0% of Total Investments)
335,000 (c),(d) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6 .000 10/15/49 318,250
404,463 Mississippi Home Corporation, Multifamily Housing Revenue
Bonds, Tupelo Personal Care Apartments, Series 2004-2, (AMT)
6 .125 09/01/34 369,532
TOTAL MISSISSIPPI 687,782
MISSOURI - 3.3% (2.0% of Total Investments)
210,000 Bridgeton Industrial Development Authority, Missouri, Senior
Housing Revenue Bonds, The Sarah Community Project,
Refunding Series 2016
4 .000 05/01/33 210,052
340,000 Clay County Reorganized School District R-II Smithville,
Missouri, General Obligation Bonds, Refunding Series 2015
4 .000 03/01/36 340,427
55,000 Conley Road Transportation District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
5 .125 05/01/41 55,014
254,575 (c) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton
Commons Redevelopment Project, Series 2006
5 .000 06/01/28 35,641
300,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017
5 .000 10/01/42 280,453
250,000 Howard Bend Levee District, St. Louis County, Missouri, Levee
District Improvement Bonds, Series 2013B
4 .875 03/01/33 249,991
200,000 Howard Bend Levee District, St. Louis County, Missouri, Levee
District Improvement Bonds, Series 2013B
5 .000 03/01/38 200,040
450,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5 .000 03/01/44 453,074
1,500,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/46 1,504,317
5,000,000 (e) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT), (UB)
5 .000 03/01/55 4,968,511
5,305,000 (e) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A - AGM Insured,
(AMT), (UB)
5 .000 03/01/57 5,276,518
300,000 Kansas City Industrial Development Authority, Missouri,
Downtown Redevelpment District Revenue Bonds, Series
2011A
5 .000 09/01/32 300,990
655,000 (d) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5 .000 04/01/46 623,573
300,000 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A
4 .000 02/01/35 301,414

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 325,000 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C
5 .000% 09/01/33 $ 325,373
100,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/37 100,329
100,000 (d) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/40 100,302
100,000 (d) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/50 97,857
500,000 Lees Summit Industrial Development Auth, Missouri, Senior
Living Facilities Revenue Bonds, John Knox Village Project,
Series 2026A
5 .500 08/15/55 502,972
950,000 Lees Summit Industrial Development Auth, Missouri, Senior
Living Facilities Revenue Bonds, John Knox Village Project,
Series 2026A
5 .625 08/15/61 955,089
2,000,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Subordinate Lien
Series 2015B
8 .500 06/15/46 1,980,983
250,000 Marshall School District, Missouri, Certificates of Participation,
Series 2023 - BAM Insured
5 .000 03/01/49 256,631
245,000 Missouri Development Finance Board, Infrastructure Facilities
Revenue Bonds, City of Branson - Branson Landing Project,
Series 2015A
4 .000 06/01/34 245,010
1,055,000 Missouri Development Finance Board, Solid Waste Disposal
Revenue Bonds, Procter and Gamble Inc., Series 1999, (AMT)
5 .200 03/15/29 1,101,812
4,000,000 (d) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .500 06/15/45 4,078,147
3,755,000 (d) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .750 06/15/55 3,767,460
410,000 Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Kansas City University of
Medicine and Biosciences, Series 2013A
5 .000 06/01/33 410,121
500,000 (d) Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Missouri Baptist
University, Series 2025
6 .250 10/01/55 500,778
600,000 Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Southwest Baptist
University Project, Series 2012
5 .000 10/01/33 580,326
250,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2015A
4 .000 01/01/45 234,086
750,000 (e) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A,
(UB)
4 .000 04/01/45 707,162
650,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/42 656,838
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023
5 .500 12/01/48 1,056,903
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023
5 .000 12/01/52 2,036,705
3,510,000 (e) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023, (UB)
5 .000 12/01/52 3,574,418
425,000 (d) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017
4 .250 12/01/42 373,534
125,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lake Regional Health System, Series 2021
4 .000 02/15/51 101,732
400,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/36 400,173
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 500,001

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 100,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4 .000% 02/01/48 $ 85,800
350,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .250 02/01/54 350,337
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Maryville University of St. Louis Project, Series 2025A
5 .000 06/15/40 493,302
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2015A
4 .000 10/01/42 949,176
115,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Webster University, Refunding Series 2017
4 .000 04/01/34 90,609
750,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program, Series 2026A
4 .700 11/01/56 731,693
1,000,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Marshall Energy Center Project, Series
2025
5 .000 01/01/51 1,023,865
500,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2015A
4 .000 01/01/35 500,396
210,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2019A - AGM Insured
4 .000 10/01/39 200,825
1,000,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4 .000 10/01/44 884,275
465,197 (d) North Outer Forty Transportation Development District,
Chesterfield, Missouri, Transportation Development Revenue
Notes, Refunding Series 2021A
4 .000 12/01/46 382,941
155,000 Ozark R-6 School District, Christian County, Missouri, General
Obligation Bonds, Series 2023
5 .000 04/01/45 159,947
500,000 Pulaski County Reorganized-6 District Lessee, Missouri,
Certificate of Participation, Series 2025
4 .625 04/15/50 491,885
50,000 (d) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, Wentzville Parkway
Regional Community Improvement District Project, Series
2019B
4 .250 11/01/49 42,559
300,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2025
5 .000 12/01/48 309,331
600,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/46 567,183
175,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2012
5 .000 09/01/32 175,130
250,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2012
5 .000 09/01/42 250,037
430,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series
2013A
5 .875 09/01/43 430,356
100,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .125 12/01/45 99,345
250,000 (d) Saint Louis County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Chesterfield Blue Valley Community
Improvement District Project, Series 2014A
5 .250 07/01/44 246,047
1,000,000 Saint Louis County Pattonville School District R3, Missouri,
General Obligation Bonds, Series 2023
5 .250 03/01/43 1,055,161
8,050,000 (e) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .000 12/01/40 7,667,978
8,970,000 (e) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .000 12/01/41 8,538,723
500,000 Saint Louis Land Clearance for Redevelopment Authority,
Missouri, Annual Appropriation Redevelopment Revenue
Bonds, National Geospatial-Intelligence Agency Offsite
Improvements, Series 2022C
5 .125 06/01/46 497,304

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000% 10/01/49 $ 1,013,581
1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5 .250 07/01/54 1,031,942
1,351,000 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds,
Fashion Square Redevelopment Project, Series 2008A
6 .300 08/22/26 283,710
100,000 Saline County Industrial Development Authority, Missouri, First
Mortgage Revenue Bonds, Missouri Valley College, Series
2017
4 .500 10/01/40 88,546
260,000 Stone County Public Water Supply District 2, Missouri,
Certificates of Participation, Series 2021B
4 .000 12/01/51 208,525
125,000 (d) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 124,744
10,000 Transportation Development District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
4 .500 06/01/36 9,904
4,425,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
5 .500 06/15/42 4,536,414
TOTAL MISSOURI 72,966,328
MONTANA - 0.1% (0.1% of Total Investments)
1,000,000 Montana Facility Finance Authority, Revenue Bonds, Saint
John's United Project, Series 2026A
6 .125 11/15/56 1,005,240
790,000 Montana Facility Finance Authority, Revenue Bonds, Saint
John's United Project, Series 2026A
6 .125 11/15/61 791,742
TOTAL MONTANA 1,796,982
NEBRASKA - 0.6% (0.4% of Total Investments)
5,495,000 (e) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023E, (UB)
4 .750 09/01/48 5,324,704
8,390,000 (e) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A, (UB)
4 .800 09/01/54 8,198,560
TOTAL NEBRASKA 13,523,264
NEVADA - 0.1% (0.0% of Total Investments)
1,832,350 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6 .750 02/15/38 18
780,952 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6 .250 12/15/37 8
1,829,755 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5 .750 02/15/38 18
765,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5 .375 09/01/48 765,580
770,000 Las Vegas, Nevada, Local improvement Bonds, Special
Improvement District 614 Skye Summit - Phase 1, Series 2026
5 .500 06/01/55 733,665
TOTAL NEVADA 1,499,289
NEW HAMPSHIRE - 0.5% (0.3% of Total Investments)
1,000,000 (d),(i) National Finance Authority Special Revenue Capital
Appreciation Bonds, New Hampshire, The Astro Sunterra
Projects, Waller County, Texas Municipal Utility Districts, Series
2026.
0 .000 12/15/34 577,770
2,250,000 (d) National Finance Authority, New Hampshire, Class A
Certificates, Avenue One Project Series 2025-2.
6 .375 03/15/46 2,366,064
1,000,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018C, (AMT)
4 .875 11/01/42 908,102
1,550,000 (d),(f) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020B, (AMT), (Mandatory Put 7/02/40)
3 .750 07/01/45 1,254,125

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 3,421,000 (d) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875% 12/15/33 $ 3,402,803
4,560,000 (d),(i) National Finance Authority, New Hampshire, Special Revenue
Bonds, Lakeside Bayou Project, Galveston County, Texas, Series
2026
0 .000 12/01/36 2,089,179
504,000 (d),(i) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000 12/15/33 322,131
2,000,000 (i) National Finance Authority, New Hampshire, Special Revenue
Capital Appreciation Bonds, LGI Homes Project, Denton,
Galveston, Harris, Montgomery & Williamson Counties, Texas
Municipal Utility District, Texas Municipal Utility District, Blue
Sky Project Cal
0 .000 12/15/41 755,369
TOTAL NEW HAMPSHIRE 11,675,543
NEW JERSEY - 25.5% (15.6% of Total Investments)
1,000,000 Atlantic County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Stockton University Atlantic
City Campus Phase II, Series 2021A - AGM Insured
4 .000 07/01/53 877,681
3,775,000 Bergen County Improvement Authority, New Jersey,
Guaranteed Lease Revenue Bonds, County Administration
Complex Project, Series 2005
5 .000 11/15/26 3,800,573
500,000 Camden County Improvement Authority, New Jersey, County
Guaranteed Loan Revenue Bonds, Refunding Capital Program
Series 2024B
5 .000 01/15/37 551,386
715,000 Camden County Improvement Authority, New Jersey, School
Revenue Bonds, KIPP: Cooper Norcross Academy 2022 Project,
Social Series 2022
6 .000 06/15/62 729,646
1,000,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2024A
5 .000 11/01/40 1,057,911
2,430,000 (h) Cumberland County Improvement Authority, New Jersey,
Guaranteed Lease Revenue Bonds, County Correctional Facility
Project, Series 2018, (Pre-refunded 10/01/28) - BAM Insured
4 .000 10/01/43 2,495,647
490,000 Cumberland County Improvement Authority, New Jersey,
Guaranteed Lease Revenue Bonds, County Correctional Facility
Project, Series 2018 - BAM Insured
4 .000 10/01/43 490,655
2,485,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Refunding Series 2025
5 .000 01/01/36 2,774,590
4,140,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Refunding Series 2025
5 .000 01/01/37 4,591,859
1,600,000 Essex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Institute of Technology
CHF-Newark, LLC-NJIT Student Housing Project, Series 2021A
- BAM Insured
4 .000 08/01/51 1,472,879
3,000,000 Ewing Township, Mercer County, New Jersey, General
Obligation Bonds, Bond Anticipation Notes Series 2025
4 .000 12/22/26 3,014,277
1,000,000 Freehold Township Board of Education, Monmouth County,
New Jersey, General Obligation Bonds, School Series 2025
4 .000 08/15/41 1,000,896
1,000,000 Gloucester County Improvement Authority, New Jersey,
Revenue Bonds, Rowan University Fossil Park & Student Center
Projects, Series 2021 - BAM Insured
4 .000 07/01/46 954,725
3,210,000 Gloucester County Improvement Authority, New Jersey,
Revenue Bonds, Rowan University Project, County Guaranteed
Loan, Series 2024 - BAM Insured
5 .000 07/01/49 3,291,587
4,000,000 Gloucester County Improvement Authority, New Jersey,
Revenue Bonds, Rowan University Project, County Guaranteed
Loan, Series 2024 - BAM Insured
5 .000 07/01/54 4,068,218
1,340,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .125 03/01/31 1,326,027
1,110,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .250 03/01/32 1,096,371
1,255,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .500 03/01/36 1,231,525

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,040,000 Hudson County Improvement Authority, New Jersey, County
Guaranteed Governmental Loan Revenue Bonds, Guttenberg
General Obligation Bond Project, Series 2018
5 .000% 08/01/42 $ 1,040,748
2,000,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Courthouse
Project, Series 2020
4 .000 10/01/46 1,932,577
9,775,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016
5 .250 05/01/51 9,780,190
650,000 Jersey City Board of Education, Hudson County, New Jersey,
General Obligation Bonds, School Energy Savings Refunding
Series 2023 - AGM Insured
4 .000 08/15/40 646,735
500,000 Jersey City Board of Education, Hudson County, New Jersey,
General Obligation Bonds, School Energy Savings Refunding
Series 2023 - AGM Insured
4 .000 08/15/41 493,040
880,000 Jersey City Board of Education, Hudson County, New Jersey,
General Obligation Bonds, School Energy Savings Refunding
Series 2023 - AGM Insured
4 .125 08/15/42 873,394
2,255,000 Manalapan-Englishtown Regional Board of Education, New
Jersey, General Obligation Bonds, School Series 2025
4 .000 07/15/43 2,224,083
5,195,000 Manalapan-Englishtown Regional Board of Education, New
Jersey, General Obligation Bonds, School Series 2025
4 .000 07/15/44 5,070,299
8,000,000 (e) Middlesex County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, New Jersey Health
+ Life Science Exchange - H-1 Project Series 2023A, (UB)
4 .000 08/15/53 7,344,017
4,290,000 Middlesex County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, New Jersey Health
+ Life Science Exchange - H-1 Project Series 2023A
5 .000 08/15/53 4,418,309
1,290,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/32 1,416,311
885,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/33 979,651
715,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/34 796,824
1,500,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .250 08/01/44 1,473,324
35,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .375 08/01/45 34,762
1,110,000 New Brunswick, New Jersey, General Obligation Bonds,
Cultural Center Project, Series 2017 - AGM Insured
4 .000 09/15/44 1,095,930
1,060,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Central Jersey College Prep Charter School
Project, Series 2025
5 .125 11/01/55 1,020,069
1,000,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Foundation Academy Charter School, Series
2018A
5 .000 07/01/50 924,591
1,000,000 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A, (AMT)
4 .750 06/15/32 1,000,108
1,225,000 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A, (AMT)
5 .125 06/15/43 1,217,742
1,110,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .250 01/01/44 1,069,052
4,280,000 New Jersey Economic Development Authority, Lease Revenue
Bonds, State House Project, Series 2017B
4 .500 06/15/40 4,241,995
1,000,000 (d) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .625 01/01/45 1,050,118
2,400,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .250 11/01/47 2,502,965

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,685,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .000% 11/01/52 $ 1,709,979
2,500,000 (e) New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A, (UB)
5 .000 11/01/52 2,537,062
6,355,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .375 01/01/43 6,360,251
7,815,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .625 01/01/52 7,819,892
450,000 New Jersey Economic Development Authority, Revenue
Bonds, Provident Group - Kean Properties LLC - Kean University
Student Housing Project, Series 2017A
5 .000 07/01/47 428,003
1,400,000 New Jersey Economic Development Authority, Revenue
Bonds, Provident Group - Kean Properties LLC - Kean University
Student Housing Project, Series 2017A
5 .000 01/01/50 1,295,348
1,900,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Rowan Properties LLC - Rowan University
Student Housing Project, Series 2015A
5 .000 01/01/48 1,870,746
6,575,000 New Jersey Economic Development Authority, Revenue
Bonds, West Campus Housing LLC - New Jersey City University
Student Housing Project, Series 2015
5 .000 07/01/47 5,881,892
2,683,235 (d) New Jersey Economic Development Authority, Revenue Bonds,
White Horse HMT Urban Renewal LLC Project, Series 2020
5 .000 01/01/40 1,874,596
578,508 New Jersey Economic Development Authority, Revenue
Refunding Bonds, Kapkowski Road Landfill Project, Series 2002
6 .500 04/01/28 591,073
9,500,000 (e),(h) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, (Pre-refunded 6/15/27),
(UB)
5 .000 06/15/42 9,685,879
1,525,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series 1999,
(AMT)
5 .250 09/15/29 1,526,782
3,760,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 3,765,174
5,215,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 5,261,013
7,260,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 7,264,257
6,495,000 (e) New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A,
(UB)
4 .625 09/01/48 6,528,531
590,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .250 09/01/53 610,199
330,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
3 .750 07/01/37 258,525
3,830,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
4 .000 07/01/42 2,824,210
1,200,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Refunding Series 2015C
5 .000 07/01/35 1,200,418
515,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D
5 .000 07/01/38 515,128
1,935,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D
5 .000 07/01/43 1,925,214
1,060,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
5 .000 07/01/37 1,070,188
2,280,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
5 .000 07/01/42 2,291,428
3,160,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
5 .000 07/01/47 3,165,443

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 835,000 New Jersey Environmental Infrastructure Trust, Environmental
Infrastructure Bonds, Green Series 2025A-SW1
5 .000% 09/01/36 $ 947,869
30,000 New Jersey Health Care Facilities Finance Authority, Revenue
Bonds, AHS Hospital Corporation, Series 2008A
5 .000 07/01/27 30,048
4,140,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hackensack Meridian Health Obligated Group,
Refunding Series 2017A
5 .000 07/01/57 4,152,083
210,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hunterdon Medical Center, Refunding Series 2014A
4 .000 07/01/45 190,086
13,810,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2017A
5 .000 07/01/42 13,922,779
2,500,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2024A
5 .250 07/01/54 2,608,474
900,000 (h) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Kennedy Health System Obligated Group Issue,
Refunding Series 2012, (ETM)
3 .750 07/01/27 908,463
830,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Princeton HealthCare System, Series 2016A
5 .000 07/01/32 832,545
375,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding
Series 2024A
4 .250 07/01/54 351,675
1,135,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
4 .000 07/01/34 1,128,772
2,000,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
5 .000 07/01/36 2,001,048
1,510,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
5 .000 07/01/41 1,510,268
2,300,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
4 .000 07/01/48 1,995,996
3,875,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A -
AGM Insured
4 .125 07/01/38 3,693,232
3,915,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A -
AGM Insured
5 .000 07/01/46 3,919,896
1,410,000 (d) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series
2018
5 .750 10/01/38 1,022,717
7,015,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Senior Series 2022B,
(AMT)
4 .000 12/01/41 6,747,721
2,925,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Senior Subordinate
Series 2026B, (AMT)
5 .250 12/01/56 2,849,309
180,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
3 .750 12/01/30 180,041
180,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
4 .000 12/01/32 179,972
145,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
4 .000 12/01/33 144,944
155,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
4 .000 12/01/35 154,854
1,010,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2023B, (AMT)
4 .000 12/01/44 965,570
920,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2024B, (AMT)
4 .250 12/01/45 899,376
2,650,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2025-1B,
(AMT)
4 .500 12/01/45 2,624,179

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,200,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Subordinate Series
2021C, (AMT)
3 .250% 12/01/51 $ 826,325
2,500,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Subordinate Series
2022C, (AMT)
5 .000 12/01/52 2,405,774
465,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Series 2020B, (AMT)
3 .500 12/01/39 450,105
6,855,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2017-C,
(AMT)
4 .250 12/01/47 6,106,659
1,000,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2020C,
(AMT)
4 .250 12/01/50 841,959
1,726,365 New Jersey Housing & Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Riverview Towers Apartments, Series
2024B
5 .250 12/20/65 1,793,991
3,500,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Conduit Revenue Bonds, Forest Hill House, Series
2024A-1
5 .000 01/20/66 3,408,964
1,775,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Conduit Revenue Bonds, Montgomery Gateway
Apartments, Series 2025A
4 .550 05/01/41 1,749,840
2,000,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2017D, (AMT)
3 .900 11/01/32 1,980,061
1,750,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2017D, (AMT)
4 .250 11/01/37 1,711,647
1,000,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2023C, (AMT)
5 .000 11/01/38 1,005,072
1,000,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2023E-1
4 .350 05/01/45 987,669
1,500,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2023E-1
4 .550 05/01/55 1,437,535
1,175,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2023E-1
4 .600 05/01/60 1,118,079
690,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2024A
4 .500 05/01/50 669,334
5,280,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .600 04/01/33 5,220,619
3,025,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .750 10/01/35 2,968,296
2,840,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018B, (AMT)
3 .800 10/01/32 2,755,335
4,585,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C
3 .500 10/01/34 4,430,160
2,780,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C
3 .950 10/01/44 2,590,766
1,000,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2024K
4 .150 10/01/39 970,301
1,335,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2024K
4 .550 10/01/44 1,326,543
1,500,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2024K
4 .700 10/01/50 1,476,063
4,040,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
4 .500 10/01/42 4,044,115
2,980,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
4 .600 10/01/46 2,944,989
2,300,000 (e) New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J, (UB)
4 .500 10/01/43 2,277,414
3,850,000 (e) New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J, (UB)
4 .700 10/01/48 3,734,021
2,405,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2025M
5 .050 10/01/45 2,453,190

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,060,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000% 07/01/45 $ 1,130,335
3,430,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .250 07/01/50 3,646,739
2,865,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .250 07/01/55 3,018,909
3,180,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
4 .000 06/01/31 3,313,918
1,140,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 1,141,354
655,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/30 655,727
2,000,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/31 2,002,092
1,875,000 (h) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA, (Pre-refunded 12/15/28)
5 .000 06/15/46 1,976,061
3,495,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA
5 .000 06/15/46 3,540,249
5,325,000 (e) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2020AA, (UB)
5 .000 06/15/50 5,383,461
1,465,000 (e),(h) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2020AA, (Pre-refunded 12/15/30), (UB)
5 .000 06/15/50 1,593,942
3,750,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC
5 .000 06/15/42 3,922,826
1,250,000 (h) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5 .000 06/15/48 1,393,132
1,610,000 (h) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5 .500 06/15/50 1,840,674
1,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
4 .250 06/15/44 954,731
31,175,000 (i) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/30 26,936,101
37,000,000 (i) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/32 29,624,975
37,945,000 (i) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/33 29,162,398
5,160,000 (i) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/34 3,790,213
40,000,000 (e),(i) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured, (UB)
0 .000 12/15/35 27,742,256
1,150,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2018A
5 .000 12/15/35 1,187,437
440,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2018A
5 .000 12/15/36 453,361
4,950,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
4 .000 12/15/39 4,750,341
4,425,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
5 .000 06/15/45 4,532,708
3,170,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
4 .125 06/15/55 2,879,232
2,565,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A
- AGM Insured
5 .250 01/01/29 2,721,870
7,500,000 (e) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2022B, (UB)
5 .250 01/01/52 7,838,907
8,500,000 (e) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2024B, (UB)
4 .125 01/01/54 7,950,853
3,000,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2024B
5 .250 01/01/54 3,139,706
5,000,000 (e) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025A, (UB)
4 .750 01/01/50 5,080,680
5,000,000 (e) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025A, (UB)
4 .750 01/01/55 5,039,006

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 2,800,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025A
5 .250% 01/01/55 $ 2,945,328
600,000 Newark Parking Authority, Essex County, New Jersey, Lease
Revenue Bonds, Parking Facility/Office Project Series 2023 -
AGM Insured
5 .250 02/01/43 614,024
1,250,000 Newark Parking Authority, Essex County, New Jersey, Lease
Revenue Bonds, Parking Facility/Office Project Series 2023 -
AGM Insured
5 .500 02/01/51 1,269,335
2,400,000 Newark, Essex County, New Jersey, Mass Transit Access Tax
Revenue Bonds, Mulberry Pedestrian Bridge Redevelopment
Project, Series 2022 - AGM Insured
6 .000 11/15/62 2,606,656
1,560,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Community Charter School of
Paterson, Series 2024A
5 .000 01/01/55 1,434,864
1,000,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Arts & Science Charter
School, Series 2023
5 .500 07/01/58 1,005,309
750,000 Passaic County Improvement Authority, New Jersey,
Guaranteed Revenue Bonds, Senior Housing Project Series
2024
4 .125 11/01/56 699,698
3,790,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Preakness Healthcare Center Expansion
Project, Refunding Series 2015
3 .750 05/01/36 3,757,553
3,550,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Preakness Healthcare Center Expansion
Project, Series 2012
3 .500 05/01/35 3,482,225
2,750,000 Passaic County Improvement Authority, New Jersey, Revenue
Bonds, Paterson Parking Deck Facility, Series 2005
5 .000 04/15/35 2,753,224
2,000,000 South Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, BAN Series 2025A
4 .000 10/19/26 2,004,518
2,240,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A
4 .625 11/01/47 2,169,408
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A - BAM
Insured
5 .250 11/01/52 1,030,932
8,525,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
4 .000 06/01/37 8,399,357
11,895,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 11,741,444
2,380,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 2,301,930
1,470,000 Union County Improvement Authority, New Jersey,
County Guaranteed Lease Revenue Bonds, Union County
Administration Complex Project, Series 2024
4 .125 04/15/54 1,387,671
12,510,000 Union County Improvement Authority, New Jersey, Lease
Revenue Bonds, Plainfield - Park Madison Redevelopment
Project, Refunding Series 2013A
5 .000 03/01/34 13,464,579
4,620,000 Union County Utilities Authority, New Jersey, Resource
Recovery Facility Lease Revenue Bonds, Covantan Union Inc.
Lessee, Refunding Series 2011B, (AMT)
5 .250 12/01/31 4,741,730
2,515,000 Union County Utilities Authority, New Jersey, Solid Waste
System County Deficiency Revenue Bonds, Series 2011A
5 .000 06/15/41 2,516,192
590,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
5 .000 07/01/40 635,240
500,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
5 .000 07/01/41 531,234
750,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
5 .000 07/01/42 793,157
700,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
4 .500 07/01/43 709,137

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 700,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
4 .500% 07/01/44 $ 709,219
1,515,000 Washington Township Board of Education, Mercer County,
New Jersey, General Obligation Bonds, Series 2005 - AGM
Insured
5 .250 01/01/27 1,530,458
TOTAL NEW JERSEY 556,959,877
NEW MEXICO - 0.4% (0.2% of Total Investments)
265,000 (i) Mariposa East Public Improvement District, New Mexico,
Revenue Bonds, Capital Appreciation Taxable Series 2015D
0 .000 03/01/32 158,440
30,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015A
5 .900 09/01/32 30,037
135,000 (g) Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015B
5 .900 09/01/32 135,167
240,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015C
5 .900 09/01/32 240,296
545,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida
Llena Expansion Project, Series 2019A
5 .000 07/01/32 546,369
1,000,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida
Llena Expansion Project, Series 2019A
5 .000 07/01/39 973,886
1,350,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida
Llena Expansion Project, Series 2019A
5 .000 07/01/49 1,214,723
2,750,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2026C
4 .650 09/01/46 2,704,713
1,170,000 (d) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022
4 .250 05/01/40 1,106,120
1,441,000 (d) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Subordinate Lien Series 2020
8 .000 05/01/40 1,439,599
TOTAL NEW MEXICO 8,549,350
NEW YORK - 10.7% (6.5% of Total Investments)
1,095,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6 .650 02/01/53 1,102,888
1,875,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2015
5 .500 09/01/45 1,849,666
1,000,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 1,033,480
5,000,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 4,775,936
2,000,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 1,740,857
2,980,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 2,773,255
7,000,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 5,662,901
3,360,000 (d) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250 07/01/53 3,451,773
9,000,000 (e) Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A -
AGM Insured, (UB)
4 .250 05/01/52 8,188,082
200,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/36 188,388
650,000 Dormitory Authority of the State of New York, Revenue Bonds,
Saint Joseph's College, Series 2021
5 .000 07/01/51 524,890
500,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2026
7 .000 12/01/51 490,159

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Bidding Group
5 Series 2021E
4 .000% 03/15/49 $ 1,795,897
1,500,000 (g) Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 1,351,321
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5 .730 02/01/50 917,049
1,920,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .050 02/01/31 1,854,797
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .600 02/01/51 775,168
1,000,000 (c) Madison County Capital Resource Corporation, New York,
Revenue Bonds, Cazenovia College Project, Series 2019A
5 .500 09/01/26 148,000
10,000,000 (e) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
5 .000 11/15/50 10,054,874
1,000,000 (e) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-1, (UB)
5 .000 11/15/43 1,023,737
1,000,000 (e) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-3, (UB)
4 .000 11/15/49 862,147
11,850,000 (e) New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Green Series 2018K, (UB)
4 .125 11/01/53 10,318,937
300,000 (d) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 306,861
1,500,000 (c) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/37 930,000
5,000,000 (c) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .350 10/01/46 3,100,000
3,000,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 3,004,132
2,250,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .150 11/15/34 2,253,169
7,000,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 3 Series
2014
7 .250 11/15/44 7,014,537
2,900,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Green
Series 2023A
5 .000 03/15/58 2,949,445
2,000,000 New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Series 2021A
3 .000 03/15/50 1,435,131
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 984,078
4,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 3,995,844
15,990,000 (e) New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT), (UB)
5 .250 01/01/50 15,973,386

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,040,000 (e) New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT), (UB)
4 .500% 12/31/54 $ 1,924,421
2,570,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT)
5 .250 12/31/54 2,611,771
3,725,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT)
5 .500 12/31/60 3,771,211
10,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 9,999,490
3,070,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 3,182,837
8,485,000 (e) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5 .000 06/30/49 8,462,533
5,000,000 (e) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT), (UB)
6 .000 06/30/55 5,335,970
4,340,000 (e) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT), (UB)
5 .500 06/30/59 4,461,742
4,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/59 4,190,763
3,895,000 (e) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT), (UB)
5 .000 06/30/49 3,884,686
2,000,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6 .000 06/30/54 2,064,049
8,000,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .125 06/30/60 7,962,196
5,000,000 (e) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT), (UB)
5 .125 06/30/60 4,976,372
5,000,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .375 06/30/60 4,969,349
5,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 5,301,758
1,000,000 Niagara Area Development Corporation, New York, Revenue
Bonds; Catholic Health System, Inc, Series 2022
4 .500 07/01/52 815,734
2,890,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Seventy Seventh Series 2013,
(AMT)
4 .000 01/15/43 2,683,550
7,895,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
4 .000 11/01/41 7,443,884
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
4 .000 11/01/47 3,546,379

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fifth Series 2024
5 .000% 09/01/49 $ 1,040,900
4,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fouteen Series 2019, (AMT)
4 .000 09/01/38 4,305,267
2,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fouteen Series 2019, (AMT)
4 .000 09/01/39 2,363,193
9,000,000 (e) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty Two Series 2022, (AMT),
(UB)
4 .625 08/01/52 8,605,616
1,265,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/38 1,335,294
10,620,000 (e) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Four Series 2022, (AMT),
(UB)
5 .250 08/01/47 11,085,499
2,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Four Series 2022, (AMT)
5 .500 08/01/52 2,089,560
4,720,000 (e) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Six Series 2022, (AMT),
(UB)
5 .000 01/15/47 4,816,406
855,000 (i) Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0 .000 06/01/66 69,812
2,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/48 1,859,878
2,500,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
4 .500 07/01/56 2,048,994
1,025,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5 .000 07/01/56 912,675
2,525,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Refunding Series 2016
5 .000 11/01/46 2,306,106
420,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023
6 .250 11/01/52 434,623
TOTAL NEW YORK 233,693,303
NORTH CAROLINA - 0.4% (0.2% of Total Investments)
2,450,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 06/30/54 2,367,629
10,000,000 (i) North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0 .000 01/01/48 3,416,541
3,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2024A
5 .000 01/01/58 3,039,845
TOTAL NORTH CAROLINA 8,824,015
NORTH DAKOTA - 0.1% (0.1% of Total Investments)
2,500,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/43 2,331,395
1,317,468 (c) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
7 .750 09/01/38 50,196
TOTAL NORTH DAKOTA 2,381,591
OHIO - 3.5% (2.1% of Total Investments)
94,335,000 (i) Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 6,289,041
24,640,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 18,664,231
870,000 (d) Cleveland-Cuyahoga County Port Authority, Ohio, Tax
Increment Financing Revenue Bonds, Flats East Bank Project,
Refunding Senior Series 2021A
4 .000 12/01/55 665,876
2,125,000 (d) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/45 2,148,960

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 3,400,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250% 11/15/48 $ 3,386,749
10,000,000 (e) Cuyahoga County, Ohio, General Obligation Bonds, Limited
Tax Capital Facilities Series 2026, (UB)
5 .000 12/01/64 10,096,535
340,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
4 .000 12/01/46 290,340
1,000,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5 .125 12/01/55 993,790
3,890,000 (d),(f) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 3,958,052
2,010,000 (d) Lancaster Port Authority,Ohio 6 .375 01/01/46 2,010,778
5,000,000 (d) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 4,540,162
1,500,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2022 Project, Series 2022
4 .000 10/01/47 1,210,977
1,000,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Ashford at Central Park Project, Series 2026A
6 .250 01/01/46 1,014,240
1,560,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Ashford At The Enclave Project, Series 2025A
6 .500 01/01/45 1,617,539
1,000,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Fairborn Project, Series 2026A
6 .125 01/01/46 1,010,220
1,230,000 Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Holland Project, Series 2025A
6 .300 01/01/45 1,258,748
500,000 (d),(j) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Walnut Creek Project, Series 202026A
6 .375 01/01/46 499,890
1,000,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Cuyahoga Falls, Series 2025A
6 .250 01/01/45 1,037,299
1,665,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mason, Series 2025A
6 .100 01/01/46 1,697,600
1,680,000 (e) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .550 09/01/49 1,651,061
6,300,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2010B, (Mandatory Put 6/01/22)
4 .750 06/01/33 6,431,645
1,215,000 (e) Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B - AGM
Insured, (UB)
4 .375 12/01/58 1,124,130
2,875,000 (d) Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Development Revenue Bonds, Convention
Center Hotel Project, Refunding Senior Lien Series 2026
5 .750 03/01/59 2,786,755
2,000,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 1,966,598
TOTAL OHIO 76,351,216
OKLAHOMA - 1.2% (0.7% of Total Investments)
1,000,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 1,000,058
1,000,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 990,521
1,200,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/44 1,212,606
15,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2000B, (AMT)
5 .500 06/01/35 15,001,082
2,600,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001B, (AMT)
5 .500 12/01/35 2,600,187

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 3,340,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250% 12/01/35 $ 3,737,085
1,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/40 1,096,101
TOTAL OKLAHOMA 25,637,640
OREGON - 0.2% (0.1% of Total Investments)
5,000,000 (e) Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT), (UB)
5 .000 07/01/52 5,016,086
TOTAL OREGON 5,016,086
PENNSYLVANIA - 23.8% (14.6% of Total Investments)
3,065,000 Adams County General Authority, Pennsylvania, Revenue
Bonds, The Brethren Home Community Project, Series 2024A
5 .000 06/01/54 2,954,139
1,000,000 Adams County General Authority, Pennsylvania, Revenue
Bonds, The Brethren Home Community Project, Series 2024A
5 .000 06/01/59 954,334
1,760,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/51 1,753,882
10,000,000 (e) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT), (UB)
5 .500 01/01/53 10,310,469
4,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2025A,
(AMT)
5 .500 01/01/50 4,181,188
310,000 (h) Allegheny County Higher Education Building Authority,
Pennsylvania, College Revenue Refunding Bonds, Robert
Morris College, Series 1998A, (ETM)
6 .000 05/01/28 321,520
1,000,000 (h) Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2016, (Pre-refunded 10/15/26)
5 .000 10/15/38 1,004,350
1,625,000 (h) Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2017, (Pre-refunded 10/15/27)
5 .000 10/15/47 1,667,775
4,420,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 3,947,978
13,100,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 12,055,237
1,000,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2018
5 .000 06/01/43 1,017,841
4,165,000 (e) Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2022, (UB)
5 .000 06/01/53 4,243,443
2,625,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2025
5 .000 12/01/45 2,763,267
3,925,000 (e) Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2025
5 .000 12/01/50 4,024,192
5,280,000 (d) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle
School Foundation Project, Series 2022A
5 .000 06/15/57 4,416,452
1,010,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 1,057,648
155,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/33 157,983
1,250,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Subordinate Lien, Series 2018
5 .125 05/01/32 1,264,968
1,115,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 1,116,755

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,415,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250% 05/01/42 $ 1,435,621
450,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Senior Series 2024A
5 .250 05/01/42 460,825
475,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Subordinate Series 2024B
6 .000 05/01/42 490,306
6,500,000 (f) Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation
Project, Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 6,681,153
2,100,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3 .750 10/01/47 1,751,929
20,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds,  Alvernia University Project, Series 2020
5 .000 10/01/49 16,797
610,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 638,492
8,187,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 7,694,876
4,091,000 (g) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
6 .000 06/30/44 3,111,729
1,282,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 1,288,204
1,000,000 Bristol Township School District, Bucks County, Pennsylvania,
General Obligation Bonds, Series 2023 - BAM Insured
4 .125 06/01/40 1,000,422
10,170,000 Bucks County Industrial Development Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health
Network Project, Series 2021 - BAM Insured
3 .000 08/15/53 7,079,936
3,215,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, School Lane Charter School Project, Series
2016
5 .125 03/15/36 3,233,149
7,000,000 (e) Bucks County Water and Sewer Authority, Pennsylvania, Sewer
System Revenue Bonds, Series 2022A - AGM Insured, (UB)
4 .250 12/01/47 6,792,756
1,150,000 Bucks County Water and Sewer Authority, Pennsylvania, Water
System Revenue Bonds, Series 2024
4 .000 12/01/46 1,083,803
2,000,000 Butler County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Butler Health System Project, Series 2015A
5 .000 07/01/39 1,918,703
2,345,000 Canonsburg-Houston Joint Authority, Washington County,
Pennsylvania, Sewer Revenue Bonds, Series 2025
5 .000 12/01/37 2,513,648
600,000 Central Dauphin School District, Dauphin County, Pennsylvania,
General Obligation Bonds, Series 2026
5 .000 05/15/37 651,001
2,995,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/47 2,628,562
230,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000 12/01/35 204,648
1,760,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2019
5 .000 12/01/51 1,319,905
3,910,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2021A
4 .000 12/01/40 2,865,005
2,000,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2021A
4 .000 12/01/51 1,237,972
835,000 Chester County Industrial Development Authority,
Pennsylvania, Avon Grove Charter School Revenue Bonds,
Series 2017A
5 .000 12/15/47 788,900
1,000,000 (d) Chester County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Collegium Charter School
Project, Series 2022
6 .000 10/15/52 935,172

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 160,000 Chester County Industrial Development Authority,
Pennsylvania, Student Housing Revenue Bonds, University
Student Housing, LLC Project at West Chester University Series
2013A
5 .000% 08/01/45 $ 151,757
200,000 Chester County, Pennsylvania, General Obligation Bonds,
Series 2025
5 .000 07/15/41 214,146
1,500,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5 .000 06/01/31 1,553,603
1,075,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
4 .000 01/01/33 1,061,841
1,935,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
5 .000 01/01/38 1,935,622
300,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016
3 .250 01/01/36 276,529
1,405,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016
3 .250 01/01/39 1,227,204
690,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A
4 .125 01/01/38 671,577
1,500,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Penn State Health, Series 2019
4 .000 11/01/49 1,254,024
2,235,000 Cumberland Valley School District, Cumberland County,
Pennsylvania, General Obligation Bonds, Series 2023A - AGM
Insured
5 .000 11/15/47 2,293,812
1,230,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University Project, Series 2019
5 .000 05/01/48 1,099,497
720,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014
5 .000 05/01/37 703,862
1,000,000 (d) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2017
5 .125 10/15/41 550,000
1,500,000 (d) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6 .250 10/15/53 825,000
1,110,000 Delaware County Regional Water Quality Control Authority,
Pennsylvania, Sewer Revenue Bonds, Series 2015
5 .000 05/01/40 1,111,213
1,000,000 Delaware County Vocational-Technical School Authority,
Pennsylvania, Lease Revenue Bonds, Intermediate Unit Project,
Series 2025 - BAM Insured
5 .500 11/01/50 1,058,200
10,210,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/47 10,273,576
600,000 Dover Area School District, York County, Pennsylvania, General
Obligation Bonds, Series 2026 - BAM Insured
5 .000 04/01/38 641,435
150,000 (h) Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A, (Pre-refunded 7/01/29)
5 .000 07/01/49 157,663
1,350,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A
5 .000 07/01/49 1,368,715
1,255,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Penn Highlands Healthcare, Series 2018
5 .000 07/15/48 1,144,835
300,000 Ephrata Area School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Notes Series 2026B
5 .000 03/01/36 324,572
300,000 Ephrata Area School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Notes Series 2026B
5 .000 03/01/38 320,821
7,465,000 (i) Erie City School District, Erie County, Pennsylvania, General
Obligation Bonds, Series 2000 - AMBAC Insured
0 .000 09/01/30 6,356,726
1,285,000 (d) Erie County, Industrial Development Authority, Pennsylvania,
Essential Housing Revenue Bonds, Senior-CFC-Erie I LLC Erie
Apartments, Series 2024A
6 .750 09/01/61 1,245,669
540,000 Erie Sewer Authority, Erie County, Pennsylvania, Sewer
Revenue Bonds, Series 2025 - BAM Insured
5 .000 12/01/42 562,581

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 3,215,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2014A
5 .000% 06/01/41 $ 3,216,653
2,925,000 Lackawanna County Industrial Development Authority,
Pennsylvania, Revenue Bonds, University of Scranton, Series
2017
4 .000 11/01/40 2,627,757
1,500,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Landis Homes Retirement Community Project,
Refunding Series 2015A
5 .000 07/01/45 1,497,576
1,650,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/51 1,655,632
2,200,000 Lancaster County Hospital Authority, Revenue Bonds,
University of Pennsylvania Health System, Refunding Series
2016B
5 .000 08/15/46 2,202,052
3,000,000 Lancaster County Hospital Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2016A
5 .000 08/15/42 3,002,664
695,000 Lancaster, Pennsylvania, General Obligation Bonds, Series
2016 - AGM Insured
5 .000 11/01/27 695,941
7,295,000 (i) Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/34 5,250,596
4,420,000 (i) Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/35 3,023,952
1,855,000 Lehigh County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Lehigh Valley Health Network, Series
2019A
5 .000 07/01/44 1,869,523
2,850,000 Lehigh County General Purpose Authority, Pennsylvania,
Revenue Bonds, Good Shepherd Group, Refunding Series
2016
4 .000 11/01/41 2,498,348
4,955,000 Lehigh County General Purpose Authority, Pennsylvania,
Revenue Bonds, Good Shepherd Group, Refunding Series
2016
4 .000 11/01/46 4,220,504
1,245,000 Lehigh County General Purpose Authority, Pennsylvania,
Revenue Bonds, Good Shepherd Group, Series 2021A
4 .000 11/01/51 992,405
2,000,000 Lehigh County Industrial Development Authority, Pennsylvania,
Charter School Revenue Bonds Seven Generations Charter
School Series 2021A
4 .000 05/01/51 1,541,869
3,250,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project First Tier Series 2025A-2
5 .750 01/01/65 3,149,984
1,065,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Second Tier Series 2025C
6 .750 01/01/65 1,033,116
975,000 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley
Dual Language Charter School, General Purpose Authority,
Series 2023
7 .000 06/01/53 1,026,274
5,000,000 Maxatawny Township Municipal Authority Revenue Bonds,
Pennsylvania, Diakon Lutheran Social Ministries Project Series
2022A
4 .500 01/01/45 4,776,084
2,000,000 McCandless IDA, Pennsylvania, University Revenue Bonds
Series A and B of 2022 La Roche University
6 .750 12/01/46 1,838,866
3,400,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
4 .000 05/01/56 2,761,957
2,405,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
5 .000 05/01/57 2,362,429
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2023A
5 .250 11/15/53 1,007,084
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2025A
5 .000 11/15/49 1,000,564

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 2,100,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6 .500% 09/01/43 $ 2,164,531
400,000 Muhlenberg School District, Berks County, Pennsylvania,
General Obligation Bonds, Series 2025
5 .000 05/15/50 408,983
500,000 Pennsylvania Economic Development Finance Authority,
Revenue Bonds, Presbyterian Senior Living Project, Series
2023B-2
5 .000 07/01/42 509,635
1,250,000 Pennsylvania Economic Development Finance Authority,
Revenue Bonds, Presbyterian Senior Living Project, Series
2023B-2
5 .250 07/01/46 1,275,314
2,220,000 (a),(c),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 222
2,220,000 (a),(c),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 222
2,970,000 (a),(c) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10 .000 12/01/31 297
6,455,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 6,454,268
500,000 (f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250 12/01/37 500,374
3,195,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .250 06/30/53 3,222,775
3,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022 - AGM
Insured, (AMT)
5 .000 12/31/57 3,000,785
7,730,000 (e) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022 - AGM
Insured, (AMT), (UB)
5 .000 12/31/57 7,732,024
9,660,000 (e) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Revenue Bonds, Villanova University Project,
Series 2024, (UB)
4 .000 08/01/54 8,640,703
200,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Fixed
Rate Series 2023A-2
4 .000 05/15/48 174,374
4,750,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2020A
4 .000 04/15/50 4,083,051
600,000 (d),(f) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Core Natural Resources
Inc., Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 648,138
2,300,000 (d),(f) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Noble Environmental,
Inc. Project, Series 2026, (AMT), (Mandatory Put 3/01/31)
5 .450 03/01/56 2,361,334
2,000,000 Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper
Project, Series 2001, (AMT)
5 .375 03/01/31 2,179,101
3,880,000 (f) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2011, (AMT), (Mandatory Put 7/01/27)
4 .250 07/01/41 3,907,254
1,400,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2022A, (AMT)
4 .500 06/01/43 1,384,439
1,100,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Subordinate Series 2026-1C, (AMT)
5 .250 06/01/53 1,048,482
360,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
4 .000 05/01/32 278,393

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 2,925,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1
4 .250% 11/01/51 $ 2,642,316
14,445,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Refunding
Series 2016C
4 .000 08/15/41 13,578,928
3,600,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000 08/15/49 3,155,336
5,750,000 (e) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Trustees, Series 2025A, (UB)
4 .250 02/15/55 5,452,623
1,030,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
4 .000 11/01/39 895,311
1,585,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
5 .000 11/01/42 1,538,871
270,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University Properties Inc. Student Housing Project at
East Stroudsburg University of Pennsylvania, Series 2016A
5 .000 07/01/31 267,540
2,540,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2015-117B
3 .900 10/01/35 2,539,914
4,890,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120
3 .200 04/01/40 4,178,209
1,080,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-122
3 .650 10/01/32 1,053,067
3,895,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3 .450 10/01/32 3,742,574
7,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3 .500 10/01/37 6,446,944
2,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2 .700 10/01/39 1,666,236
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
3 .000 10/01/46 782,391
1,380,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A
3 .000 10/01/39 1,154,848
4,105,000 (e) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2023-141A, (UB)
4 .600 10/01/43 4,055,444
5,000,000 (e) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2023-141A, (UB)
4 .700 10/01/46 4,954,504
1,980,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-140A
4 .450 10/01/47 1,930,038
10,000,000 (e) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A, (UB)
4 .900 10/01/46 10,038,729
5,595,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2025-148A
4 .625 10/01/45 5,561,836
8,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2026-153A
4 .900 10/01/50 7,839,958
2,000,000 Pennsylvania State University, Revenue Bonds, Series 2023 5 .250 09/01/53 2,078,998
9,285,000 Pennsylvania State University, Revenue Bonds, Series 2025A 5 .250 09/01/50 9,800,780
6,000,000 Pennsylvania State, General Obligation Bonds, First Series
2026
5 .000 04/01/43 6,444,515
2,650,000 (g) Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4 .750 12/01/37 2,659,942
4,000,000 (g) Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4 .900 12/01/44 4,011,270
2,000,000 Pennsylvania Turnpike Commission, Registration Fee Revenue
Bonds, Refunding Series 2025
5 .000 07/15/40 2,145,751
12,100,000 (g) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375 12/01/38 12,558,669
500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate First Series 2025
5 .000 12/01/40 533,986
1,215,000 (e) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B, (UB)
5 .250 12/01/47 1,275,093
2,365,000 (e) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B, (UB)
5 .250 12/01/52 2,443,170

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 11,500,000 (e) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A, (UB)
5 .000% 12/01/48 $ 11,835,960
1,650,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/49 1,506,099
600,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service Agreement Revenue Bonds, Rebuild
Project Series 2025A
5 .000 12/01/36 661,899
2,500,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service Agreement Revenue Bonds, Rebuild
Project Series 2025A
5 .000 12/01/45 2,642,013
1,118,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Multifamily Housing Revenue Bonds,
Presbyterian Homes Germantown - Morrisville Project, Series
2005A
5 .625 07/01/35 1,119,288
1,255,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
3 .625 05/01/35 830,165
5,000,000 (d) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5 .375 06/15/50 4,688,400
1,000,000 (d) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B
5 .125 12/15/44 952,693
380,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Richard Allen Preparatory
Charter School, Series 2006
6 .250 05/01/33 380,100
3,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Series 2022
5 .500 11/01/60 3,075,423
140,000 (c),(d),(h) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Arts, Series
2017, (Pre-refunded 3/15/28)
5 .000 03/15/45 144,906
707,174 (c),(d) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Arts, Series
2017
5 .000 03/15/45 141,435
3,925,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2007A - NPFG Insured
5 .000 06/01/34 4,334,960
10,000,000 (e) Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2023A, (UB)
5 .500 09/01/48 10,603,991
5,325,000 (e) Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT), (UB)
5 .000 07/01/47 5,329,942
1,470,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2020C, (AMT)
4 .000 07/01/50 1,272,230
1,625,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/35 1,769,921
1,740,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/39 1,839,627
2,000,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2018A
5 .000 10/01/48 2,021,237
12,000,000 (e) Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2023B - AGM Insured, (UB)
4 .500 09/01/48 11,880,463
1,295,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water
and Sewer System Revenue Bonds, Refunding First Lien Series
2023B
5 .000 09/01/36 1,416,079
1,000,000 Pittsburgh, Pennsylvania, General Obligation Bonds, Capital
Improvement Series 2025
4 .250 09/01/44 984,134
1,355,000 Pittsburgh, Pennsylvania, General Obligation Bonds, Capital
Improvement Series 2025
4 .250 09/01/45 1,294,322
4,140,000 (h) Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B, (Pre-
refunded 1/01/27)
5 .000 07/01/45 4,177,533
1,519,997 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B
5 .000 07/01/45 1,522,245

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 11,440,000 (i) Reading School District, Berks County, Pennsylvania, General
Obligation Bonds, Series 2003B - NPFG Insured
0 .000% 01/15/32 $ 9,000,626
385,000 Rose Tree Media School District, Delaware County,
Pennsylvania, General Obligation Bonds, Series 2025
5 .000 04/01/33 424,514
5,250,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5 .000 06/01/46 4,496,985
1,520,000 Souderton Area School District, Pennsylvania, General
Obligation Bonds, Series 2026 - BAM Insured
4 .000 09/01/40 1,489,666
1,625,000 Souderton Area School District, Pennsylvania, General
Obligation Bonds, Series 2026 - BAM Insured
4 .000 09/01/41 1,591,316
10,000,000 (e) Southeastern Pennsylvania Transportation Authority, Revenue
Bonds, Asset Improvement Series 2022, (UB)
5 .250 06/01/47 10,461,961
3,000,000 Southeastern Pennsylvania Transportation Authority, Revenue
Bonds, Asset Improvement Series 2022
5 .250 06/01/52 3,106,409
21,000,000 (e) State Public School Building Authority, Pennsylvania, Lease
Revenue Bonds, Philadelphia School District, Series 2003 -
AGM Insured, (UB)
5 .500 06/01/28 21,942,950
145,000 The Redevelopment Authority of the City of Scranton,
Lackawanna county, Pennsylvania, Guaranteed Lease Revenue
Bonds, Series 2016A
5 .000 11/15/28 145,117
3,500,000 Union County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Evangelical Community Hospital Project,
Series 2018B
5 .000 08/01/48 3,431,610
450,000 University Area Joint Authority, Centre County, Pennsylvania,
Sewer Revenue Bonds, Series 2025 - BAM Insured
4 .250 11/01/49 426,008
825,000 Washington County Redevelopment Authority, Pennsylvania,
Tanger Outlet Victory Center Tax Increment Bonds, Series 2018
5 .000 07/01/35 833,142
1,265,000 Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Notes Series 2025D
5 .000 05/15/43 1,329,243
TOTAL PENNSYLVANIA 521,180,347
PUERTO RICO - 6.5% (4.0% of Total Investments)
3,500,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 3,642,277
250,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/47 252,176
1,000,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 959,759
8,625,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6 .125 07/01/40 5,609,467
5,690,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 01/01/27 3,776,845
1,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 662
1,185,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 784,204
890,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/29 588,980
3,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/31 1,985
655,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/31 433,463
4,000,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/27 2,750,620
3,000,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/27 1,939,570
2,000,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2003NN
5 .500 01/01/26 1,306,475
1,025,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/37 678,694
360,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/27 237,215

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 710,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375% 01/01/27 $ 467,841
375,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .250 07/01/33 245,734
405,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/28 266,809
1,350,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/40 901,320
1,000,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6 .750 07/01/36 669,302
4,835,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5 .000 07/01/42 3,216,687
5,500,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6 .050 07/01/32 3,579,275
682,134 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250 07/01/38 682,279
45,000,000 (i) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 16,455,861
158,627,000 (i) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 42,148,020
2,446,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 2,325,648
14,732,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 14,176,511
4,817,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 4,708,632
1,039,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 1,015,625
20,378,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 19,292,988
45 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 46
4,201,027 (i) Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 3,054,344
2,937,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 2,939,046
2,032,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 2,015,544
2,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 1,810,325
0 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0 .000 11/01/43 0
TOTAL PUERTO RICO 142,934,229
RHODE ISLAND - 0.1% (0.0% of Total Investments)
10,260,000 (i) Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 1,377,943
TOTAL RHODE ISLAND 1,377,943
SOUTH CAROLINA - 2.1% (1.3% of Total Investments)
3,525,000 (i) Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B
0 .000 11/01/39 958,688
3,615,000 (i) Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B
0 .000 11/01/39 1,239,069
1,100,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2025
5 .375 04/01/56 1,118,562
905,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Midland Valley
Preparatory School Project, Series 2014
7 .750 11/15/45 910,591

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 2,960,000 (g) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Patriots Place
Apartments Project, Series 2022A-1
5 .750% 06/01/52 $ 2,274,628
1,750,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Gray Collegiate
Academy Project, Series 2026
6 .250 07/01/56 1,709,784
2,060,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Gray Collegiate
Academy Project, Series 2026
6 .375 07/01/66 2,016,334
1,470,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, High Point Academy
Project, Series 2018A
5 .750 06/15/39 1,389,919
10,870,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, High Point Academy
Project, Series 2018A
5 .750 06/15/49 10,071,700
8,775,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Horse Creek Academy
Project, Series 2021A
5 .000 11/15/55 7,554,214
1,500,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
7 .125 06/01/60 1,505,192
1,585,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy
Project Series 2023A
7 .250 06/15/58 1,598,890
235,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7 .125 06/15/58 236,220
2,980,000 (e) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Prisma Health Obligated Group,
Series 2018A, (UB)
5 .000 05/01/38 3,037,950
9,895,000 (e) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Prisma Health Obligated Group,
Series 2018A, (UB)
5 .000 05/01/48 9,935,713
750,000 (d) South Carolina Jobs-Economic Development Authority,
Revenue Bonds, Wesley Commons Project, Series 2025A
5 .625 10/01/60 742,145
TOTAL SOUTH CAROLINA 46,299,599
TENNESSEE - 0.6% (0.4% of Total Investments)
5,875,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/54 5,992,102
1,000,000 (c) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5 .625 01/01/46 670,474
6,045,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 6,053,818
TOTAL TENNESSEE 12,716,394
TEXAS - 6.5% (4.0% of Total Investments)
1,000,000 Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, First-Lien Series 2021A
4 .000 10/01/50 775,812
1,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Improvement Area 3
Project, Series 2026
5 .875 09/01/56 1,002,535
2,050,000 Anna, Texas, Special Assessment Revenue Bonds, Liberty Hills
Public Improvement District 2 Improvement Area 1 Project,
Series 2026
5 .750 09/15/56 1,994,310
1,250,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Improvement Area 2-4 Project,
Series 2026
6 .000 09/15/56 1,230,336
2,750,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4 .500 02/15/56 1,995,571

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,500,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6 .750% 02/15/62 $ 3,479,168
9,780,000 (e) Aubrey, Denton County, Texas, Combination Tax and Revenue
Certificates of Obligation, Series 2025, (UB)
5 .000 02/15/50 9,988,446
520,000 Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Estancia Hill Country Public
Improvement District, Series 2013
6 .000 11/01/28 520,823
300,000 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
5 .250 09/01/51 286,392
750,000 (d) Blue Ridge, Collin County, Texas, Special Assessment Revenue
Binds, Blue Ridge Crossing Public Improvement District Project,
Series 2025
5 .875 09/15/55 764,418
500,000 (d) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .750 09/01/55 491,672
500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Celina
Sutton Fields II Public Improvement District Neighborhood
Improvement Areas 2-3 Project, Series 2019
4 .250 09/01/49 431,591
750,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Lakes at
Mustang Ranch Public Improvement District Phase 8-9 Project,
Series 2025
5 .625 09/01/55 739,643
625,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Improvement Area 2 Project Series
2024
5 .500 09/01/54 628,460
1,000,000 (d),(j) Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 2 Project,
Series 2026
5 .600 09/01/55 981,282
1,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Major Improvements Area Project,
Series 2023
6 .125 09/01/52 1,007,247
2,935,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022
4 .000 09/01/51 2,333,635
1,500,000 (d) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 3 Project,
Series 2024
5 .375 09/01/55 1,465,927
1,625,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Arbors Public Improvement District Improvement Area
1 Project, Series 2025
5 .625 09/15/55 1,611,501
1,000,000 (d) Dayton, Texas, Special Assessment Revenue Bonds, Dayton
Public Improvement District 5 Improvement Area 1 Project,
Series 2025
5 .500 09/01/55 998,127
900,000 (d) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Major Improvement Area
Project, Series 2025
6 .375 09/15/55 893,066
500,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .625 12/31/55 509,408
2,000,000 (d) East Waller County Management District, Texas, Special
Assessment Revenue Bonds, Sofi Lakes Sections 1 and 2
Project, Series 2025
6 .250 09/15/55 2,041,139
165,000 (d) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2B,
2C & 3A1, Series 2019
4 .250 08/15/49 143,675
1,500,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT
4 .750 05/01/38 1,500,052
1,045,000 Friendswood, Harris and Galveston Counties, Texas, Special
Assessment Revenue Bonds, City Center Public Improvement
District, Initial Major Improvements Project Series 2024
7 .000 09/15/54 1,047,991
1,690,000 (d),(j) Gunter, Grayson County, Texas, Special Assessment Revenue
Bonds, Platinum Ranch Public Improvement District,
Improvement Area 1 Project, Series 2026
6 .000 09/15/56 1,661,141

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,620,000 (d),(j) Gunter, Grayson County, Texas, Special Assessment Revenue
Bonds, Taylor Ranch Public Improvement District, Improvement
Area 1 Project, Series 2026
6 .000% 09/15/56 $ 1,592,337
590,000 Heart of Texas Education Finance Corporation, Texas, Gateway
Charter Academy, Series 2006A
6 .000 02/15/36 590,080
1,430,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Ground Services Equipment Facility
Project, Series 2026, (AMT)
5 .500 07/15/36 1,544,193
12,725,000 (e) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C, (UB)
5 .500 09/01/58 13,497,252
500,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
4 .000 09/01/56 386,991
1,075,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
5 .625 09/01/58 1,083,936
1,000,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 2, Series 2026
5 .750 09/01/61 984,479
1,300,000 (d) Josephine, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bond,  Morgan Farms Public
Improvement District, Improvement Area 1 Project, Series 2026
5 .625 09/15/56 1,272,342
1,000,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 6 Project,
Series 2026
5 .625 09/01/51 990,255
1,000,000 (d) Lockhart, Texas, Special Assessment Revenue Bonds, Seawillow
Public Improvement District, Improvement Area 1, Series 2026
6 .125 09/01/56 998,665
1,430,000 (d),(j) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Lowry Trails Public Improvement District
Improvement Area 2 Project, Series 2026
5 .625 09/15/56 1,393,627
500,000 (d) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Simpson Road Public Improvement District
Projects, Series 2025
6 .000 09/15/55 509,422
1,500,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement Area
Project, Series 2021
4 .375 09/15/51 1,229,343
1,170,000 (d) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 2 Project, Series 2019
4 .250 09/15/39 1,121,002
1,000,000 (d),(j) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Verde North Public Improvement District Zone
A Improvement Area 1 & Zone B Improvement Area 1 Projects,
Series 2026
5 .700 09/15/56 978,221
300,000 (d) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5 .750 09/15/39 308,488
500,000 (d) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
6 .000 09/15/49 505,694
820,000 (d) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
7 .000 08/15/60 833,428
1,125,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
3 .000 09/01/46 823,820
825,000 (d) Montgomery County, Texas, Special Assessment Revenue
Bonds,  Meadow Park Public Improvement District,
Improvement Area 1, Series 2025
5 .375 09/15/54 807,788
1,000,000 (d) New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series 2021
4 .500 09/01/41 936,458
1,000,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/30 975,698

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,250,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000% 07/01/35 $ 3,136,781
3,445,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 3,235,509
1,185,000 (d) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, 720 Public Improvement District Improvement Area 2-5
Project, Series 2026
5 .875 09/15/56 1,165,301
1,070,000 (d) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Oak Point Public Imporvement District 2 Project, Series
2020
4 .000 09/01/50 866,906
1,007,000 (d) Paris, Lamar County, Texas, Special Assessment Revenue
Bonds, Forestbrook  Public Improvement District 1
Improvement Area 1, Series 2025
6 .125 09/01/55 995,128
250,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A Improvement
Area 1 Project, Series 2022
5 .625 09/15/52 248,549
1,000,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Maverick Farms Public Improvement District Improvement Area
1 Project, Series 2026
6 .250 09/15/56 988,635
4,400,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
4 .000 01/01/50 3,380,608
7,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
3 .000 01/01/50 4,392,574
2,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .125 01/01/44 1,905,028
1,650,000 Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior
Lien Series 2019A, (AMT)
4 .000 06/01/38 1,541,494
1,620,000 Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior
Lien Series 2019A, (AMT)
4 .000 06/01/39 1,481,105
1,020,000 (d) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Southridge Public Improvement District Improvement
Area 3 Project, Series 2025
6 .000 09/01/55 1,041,568
1,000,000 Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Winchester Public Improvement District 2 Project,
Series 2022
5 .250 09/01/52 1,002,980
600,000 (d) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 1 Project, Series 2022
5 .500 09/01/54 600,245
1,000,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 6
Project, Series 2026
5 .625 09/01/56 977,359
1,720,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 1 Project,
Series 2019
4 .750 09/01/49 1,633,776
690,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2026
6 .000 08/01/46 717,951
1,000,000 (d) Red Oak, Ellis County, Texas, Special Assessment Revenue
Bonds, Red Oak Public Improvement District 1 Improvement
Area 1 Project, Series 2021
4 .000 09/15/51 799,366
2,000,000 (c) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 12/15/32 1,400,000
145,000 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside
Public Improvement District North Improvement Area, Series
2016
5 .750 09/15/36 145,044
1,040,000 (d) Rowlett, Texas, Special Assessment Revenue Bonds, Trails at
Cottonwood Creek Public Improvement District Neighborhood
Improvement Areas 2-3 Project, Series 2026
5 .750 09/15/56 1,021,760

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (d) Royse City, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Annex Public improvement
District Project, Series 2026
5 .625% 09/15/56 $ 974,547
400,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Liberty Crossing Public
Improvement District Improvement Area 2 Project, Series 2024
5 .625 09/15/54 396,262
1,500,000 (e) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A, (UB)
5 .000 07/01/53 1,506,987
5,000,000 (e) Tarrant County Cultural Education Facilities, Texas, Finance
Corporation Revenue Bonds, Christus Health, Refunding Series
2018B, (UB)
5 .000 07/01/48 5,059,134
1,250,000 Texas Private Activity Bond Surface Transpiration Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Senior Lien Series 2023,
(AMT)
5 .500 12/31/58 1,280,904
10,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 9,759,138
10,000,000 (e) Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A, (UB)
5 .000 08/01/57 9,777,526
5,000,000 (e) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A, (UB)
4 .375 10/15/59 4,591,011
571,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Improvement Area 3 Project, Series 2026
5 .350 09/01/46 567,773
1,000,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Improvement Area 3 Project, Series 2026
5 .750 09/01/56 989,453
1,250,000 (d) Wharton, Wharton County, Texas, Special Assessment Revenue
Bonds, Wharton Public Improvement District 2 Phase 1 Project
& Phase 2 Project, Series 2025
6 .000 09/15/55 1,273,555
TOTAL TEXAS 142,740,844
UTAH - 2.9% (1.8% of Total Investments)
1,000,000 (d) Arrowhead Springs Public Infrastructure District, Utah, Limited
Tax General Obligation and Special Revenue Bonds, Series
2025
6 .000 03/01/56 1,001,992
1,000,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Subordinate Series 2021B
7 .375 09/15/51 907,167
4,009,305 (d) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 4,063,088
1,255,000 (d) Courtyards at Shurtz Canyon Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2025A-1
7 .000 03/01/55 1,288,567
4,250,000 (d) Deseret Public Infrastructure District 2, Tooele County, Utah,
Special Assessment Bonds, Deseret Assessment Area 1, Series
2026
6 .500 12/01/55 4,334,026
1,869,196 (d) Fox Hollow Infrastructure Financing District, Saratoga Springs,
Utah County, Utah, Special Assessment Bonds, Fox Hollow
Assessment Area, Series 2025
6 .125 12/01/54 1,832,340
1,240,000 (d) High Star Ranch Infrastructure Financing District, Utah, Special
Assessment Bonds, High Star Ranch Assessment Area, Series
2026
6 .250 12/01/55 1,249,892
1,750,000 (g) Jordanelle Ridge Public Infrastructure District 3, Utah,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2026A-2
6 .250 03/01/57 1,236,737
1,000,000 Jordanelle Ridge Public Infrastructure District 3, Utah, Limited
Tax General Obligation Bonds, Series 2026A-1
5 .875 03/01/57 1,000,418
1,840,000 Jordanelle Ridge Public Infrastructure District 3, Utah, Limited
Tax General Obligation Bonds, Subordinate Series 2026B
8 .375 03/15/57 1,803,063
1,000,000 Lomond Heights Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2026A-1
5 .875 03/01/57 992,695
559,000 Lomond Heights Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Subordinate Series 2026B
8 .375 03/15/57 555,556

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 1,000,000 Lomond Heights Public Infrastructure District, Utah, Special
Assessment Bonds, Lomond Heights Assessment Area, Series
2026A-2
5 .625% 12/01/55 $ 992,687
500,000 (d),(g) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6 .750 06/01/55 437,737
2,500,000 (d) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .500 06/01/51 2,049,877
1,010,000 (d) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
6 .000 06/15/54 1,037,749
750,000 (d) MIDA Mountain Village Public Infrastructure District, Utah, Tax
Allocation Revenue Bonds, Series 2025-1
5 .750 06/01/60 767,947
1,000,000 Military Installation Development Authority, Utah, Tax
Allocation and Hotel Tax Revenue Bonds Series 2021A-1
4 .000 06/01/52 829,347
3,420,000 (d),(g) Nordic Village Public Infrastructure District 1, Ogden Valley
City, Weber County, Utah, Tax Increment Revenue Bonds,
Convertible Capital Appreciation Series 2026A
6 .750 07/01/44 2,819,185
850,000 Nordic Village Public Infrastructure District 1, Ogden Valley
City, Weber County, Utah, Tax Increment Revenue Bonds,
Subordinate Series 2026B
8 .750 07/15/44 839,288
2,250,000 (d) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6 .500 03/01/55 2,310,089
4,590,000 (d) Promontory Commerce Center Public Infrastructure District
1, Utah, Special Assessment Bonds, Promontory Commerce
Center Assessment Area, Series 2026
6 .750 12/01/55 4,688,341
6,055,000 (g) Resort Core Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds,  Convertible Capital Appreciation
Bonds, Series 2021A-2
6 .375 03/01/57 4,680,902
1,570,000 Resort Core Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2026A-1
5 .375 03/01/46 1,560,891
3,275,000 Resort Core Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2026A-1
5 .875 03/01/57 3,314,878
2,810,000 Resort Core Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Subordinate Series 2026B
8 .250 03/15/57 2,860,487
1,993,000 (d) ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A
4 .250 03/01/51 1,631,236
1,000,000 (d) Sage Creek Infrastructure Financing District, Utah, Special
Assessment Revenue Bonds, Sage Creek Assessment Area
Series 2024
5 .750 12/01/53 990,074
1,000,000 (d) Sun Stone Infrastructure Financing District, Utah, Special
Assessment Bonds, Assessment Area 1, Series 2024
6 .750 06/01/54 1,021,601
1,810,000 (d) Trails at Shurtz Canyon Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2025A-1
6 .750 03/01/55 1,858,877
2,830,000 (g) TV Public Infrastructure District, Utah, Limited Tax and Tax
Differential Convertible Capital Appreciation Bonds, Series
2025
8 .000 03/01/56 2,018,638
830,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Mountain West Montessori Academy Project,
Series 2020A
5 .000 06/15/49 739,391
920,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Paradigm High School Project, Series 2020A
5 .125 07/15/51 767,463
1,000,000 Utah City West Public Infrastructure District No.1, Special
Assessment Bonds, Utah City West Assessment Aera No.1,
Series 2026
5 .875 12/01/55 1,012,354
1,000,000 (d) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5 .625 12/01/54 1,017,537
2,355,000 (d) Wood Ranch Public Infrastructure District, Utah, Special
Assessment Bonds, Wood Ranch Assessment Area 2, Series
2026
5 .875 12/01/55 2,379,649
TOTAL UTAH 62,891,766

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGIN ISLANDS - 0.6% (0.4% of Total Investments)
$ 4,630,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000% 12/01/55 $ 4,596,951
895,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/30 897,317
5,000,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/39 4,834,216
2,280,000 (d) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 2,283,352
1,480,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6 .250 10/01/42 1,468,320
TOTAL VIRGIN ISLANDS 14,080,156
VIRGINIA - 2.4% (1.5% of Total Investments)
762,000 (c) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4 .125 03/01/26 472,440
1,500,000 (d) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II
Project, Series 2022
4 .500 03/01/55 1,275,302
5,000,000 (d) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health
System, Series 2017A
5 .000 07/01/46 4,823,663
11,495,000 (e) Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021, (UB)
4 .000 01/01/55 9,560,643
8,850,000 (d) Powhatan County Economic Development Authority, Virginia,
Grant Revenue Bonds, Chesterfield Hotel Project, Senior Series
2025A
6 .125 09/01/60 8,855,968
1,000,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 802,371
2,340,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7 .000 09/01/59 2,543,069
4,500,000 (e) Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023A, (UB)
5 .000 11/01/38 4,675,099
7,000,000 (d) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5 .500 07/01/54 5,411,819
9,211,411 (d) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019B, (cash 7.500%, PIK 7.500%)
4 .500 07/01/52 5,526,847
4,665,000 (d) Virginia Small Business Financing Authority, Sports and
Entertainment Facilities Revenue Bonds, P3 VB Holdings LLC,
Senior Series 2023A
8 .500 12/01/52 4,507,626
1,000,000 Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia 921
Meyer Hotel Project, Senior Series 2026A-1
7 .000 12/01/49 988,313
1,000,000 Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia 921
Meyer Hotel Project, Taxable Senior Series 2026B-1
12 .000 12/01/49 982,350
2,735,000 (d) West Falls Community Development Authority, Arlington
County, Virginia, Revenue Bonds, Series 2022A
5 .375 09/01/52 2,771,368
TOTAL VIRGINIA 53,196,878
WASHINGTON - 1.1% (0.6% of Total Investments)
1,000,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5 .600 06/01/37 949,177
1,300,000 Port of Seattle Industrial Development Corporation,
Washington, Special Facilities Revenue Refunding Bonds, Delta
Air Lines, Inc. Project, Series 2012, (AMT)
5 .000 04/01/30 1,301,387
2,500,000 Seattle Housing Authority, Washington, Revenue Bonds, Lam
Bow Apartments Project, Series 2021
2 .500 06/01/54 1,509,559
145,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5 .750 04/01/43 144,734

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 13,915,000 (e) Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Cancer Center Alliance, Series 2020, (UB)
5 .000% 09/01/55 $ 13,969,501
500,000 Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2025A
6 .000 01/01/46 515,705
1,050,000 Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2025A
6 .250 01/01/56 1,075,655
3,675,000 (d) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group SH II Properties LLC, Blakeley
& Laurel Villages Portfolio, Series 2025A
5 .750 07/01/60 3,714,506
TOTAL WASHINGTON 23,180,224
WEST VIRGINIA - 0.5% (0.3% of Total Investments)
1,180,000 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint
Issuers, Commercial Development Revenue Bonds, Scattered
Site Housing Projects, Series 2010
5 .750 12/01/44 1,145,386
1,750,000 Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017
5 .250 06/01/47 1,597,933
1,125,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .750 06/01/43 1,133,712
910,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2021A
4 .125 06/01/43 842,049
1,750,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4 .500 06/01/50 1,404,025
1,400,000 (d),(f) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 1,511,133
4,000,000 (e) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4 .375 06/01/53 3,678,999
TOTAL WEST VIRGINIA 11,313,237
WISCONSIN - 7.4% (4.5% of Total Investments)
2,500,000 (d),(f),(g) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI
RNG Hub North LLC Renewable Natural Gas Production Plant
Project, Series 2021A
6 .500 12/31/52 1,862,252
1,580,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017
6 .750 06/01/32 1,573,113
500,000 (f) Public Finance Authority of Wisconsin, Affordable Housing
Certificates, R4 TEHP Series 2026-1 Class A-2
4 .477 12/05/40 460,930
3,475,000 (i) Public Finance Authority of Wisconsin, Capital Appreciation
Bonds, Texas Infrastructure Program, Capital Creek Ranch
Project, Revenue Anticipation Series 2025
0 .000 12/15/39 1,373,083
4,200,000 (d),(i) Public Finance Authority of Wisconsin, Capital Appreciation
Bonds, Texas Infrastructure Program, Double L Ranch Project,
Series 2026
0 .000 12/15/35 2,112,584
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5 .000 06/15/51 860,069
900,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5 .000 06/15/56 749,335
1,255,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
5 .000 06/15/51 1,033,645
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
5 .000 06/15/56 798,596
835,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/39 757,615

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
5 .000% 06/15/37 $ 930,264
150,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2020A
5 .000 07/01/55 127,692
1,905,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Guilford Preparatory Academy, North Carolina, Taxable
Series 2022A
5 .000 04/01/57 1,560,653
1,280,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, High Desert Montessori Charter School, Series 2021A
5 .000 06/01/61 930,273
6,310,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/46 5,100,927
500,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Point College Preparatory, Series 2020A
5 .000 06/15/55 393,601
3,100,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5 .625 06/15/47 3,024,179
1,155,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Series 2024A
7 .000 06/01/59 1,050,454
12,606 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 85
11,020 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 73
10,843 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 71
10,491 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 69
10,314 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 67
13,400 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/52 86
13,224 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 85
12,783 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 81
12,518 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 79
12,254 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 77
13,576 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 85
13,224 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 82
12,871 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 79
12,606 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 77

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 12,430 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/61 $ 76
12,077 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 73
11,813 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 71
11,548 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 69
11,372 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 68
12,254 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 73
147,580 (d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 875
3,150,000 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .250 01/01/65 3,049,183
24,119 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 163
23,780 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 159
23,609 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 157
23,439 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 154
23,100 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 151
25,308 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 164
618,242 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 412,065
25,138 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 162
24,798 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 158
24,628 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 156
24,289 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 153
23,949 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 150
23,780 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 148

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 23,439 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/58 $ 145
23,270 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 143
23,100 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 142
22,761 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 139
22,590 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 137
22,250 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 134
22,081 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 133
21,911 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 131
21,571 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 129
280,946 (c),(d),(i) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 1,666
4,700,000 (d) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
7 .000 03/01/47 4,738,420
6,500,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4 .500 06/01/56 4,815,045
1,000,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
6 .250 06/15/53 949,303
1,500,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Series 2020A
6 .250 06/15/40 1,482,682
1,000,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2021A
5 .000 06/01/56 809,816
500,000 Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Cincinnati Classical Academy, Series 2024A
6 .000 06/15/64 485,826
2,000,000 (c),(d) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lake Erie College, Series 2019A
5 .875 10/01/54 993,149
1,875,000 (d) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lindenwood Education system, Series 2025A
5 .500 06/01/40 1,924,797
695,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Cornerstone Charter Academy Series 2026
5 .750 02/01/66 674,524
1,000,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Dreamhouse Refunding Series 2025A
7 .375 06/15/60 984,056
1,550,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5 .000 08/01/51 1,145,166
2,875,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5 .000 08/01/56 2,046,869
335,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4 .000 08/01/35 319,679
5,500,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/52 5,311,521

Portfolio of Investments July 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 6,665,000 (d) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
6 .000% 02/01/62 $ 6,772,490
1,665,000 (c),(d) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .250 08/01/27 1,215,450
1,000,000 (c),(d) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .750 08/01/31 700,000
3,000,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
3 .915 12/01/42 2,340,000
20,835,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
4 .060 12/01/50 16,251,300
3,448,531 Public Finance Authority of Wisconsin, Municipal Certificates,
Systima Series 2026-1 Class A-1
5 .400 06/20/44 3,552,697
1,999,148 Public Finance Authority of Wisconsin, Municipal Certificates,
Systima Series 2026-1 Class A-2
5 .750 06/20/44 2,035,999
3,800,000 (i) Public Finance Authority of Wisconsin, Revenue Anticipation
Capital Appreciation Bonds,  Silverleaf Project, Texas
Infrastructure Program, Series 2026
0 .000 12/15/35 1,995,132
3,500,000 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Series 2018A
6 .500 09/01/48 2,100,000
500,000 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
7 .000 10/01/47 50,000
800,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds,
Inperium Project, Series 2026
6 .000 12/01/50 814,098
4,415,000 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6 .950 07/01/38 3,090,500
6,585,000 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
7 .000 07/01/48 4,609,500
600,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2026
6 .000 10/01/56 594,627
1,000,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5 .000 06/01/37 1,005,815
4,000,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5 .000 06/01/52 3,564,680
500,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, SLAM
Academy of Nevada Project, Series 2026A
5 .500 07/15/56 479,896
850,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, SLAM
Academy of Nevada Project, Series 2026A
5 .500 07/15/61 801,767
3,395,000 (d),(i) Public Finance Authority of Wisconsin, Revenue Bonds,
Texas Infrastructure Program Revenue Anticipation Capital
Appreciation Ashland Project, Series 2026
0 .000 12/15/40 1,327,435
1,145,000 (d),(j) Public Finance Authority of Wisconsin, Senior Living Revenue
Bonds, Peapack Senior Living Project, Series 2026
7 .000 06/01/61 1,132,417
1,000,000 (c),(d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .125 01/01/33 450,000
2,000,000 (c),(d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 900,000
3,500,000 (c),(d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 1,575,000
285,000 (a),(c) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/26 28
1,130,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Ocean
Academy Charter School, Series 2021
5 .000 10/15/51 969,249
815,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Ocean
Academy Charter School, Series 2021
5 .000 10/15/56 680,755
877,000 (d),(i) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0 .000 12/15/34 519,172
4,215,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 4,249,818

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,000,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000% 06/15/42 $ 1,010,030
9,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 9,313,635
1,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6 .500 06/30/60 1,095,101
10,500,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 10,843,284
5,575,000 (e) Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025,
(UB)
5 .750 12/31/65 5,757,267
2,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6 .500 12/31/65 2,190,203
3,796,000 (i) Public Finance Authority,Wisconsin 0 .000 12/15/40 1,323,344
4,000,000 (d) Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds,
Refunding Senior Series 2021
5 .000 09/30/41 3,596,086
970,000 (h),(i) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D,
(Pre-refunded 12/15/30)
0 .000 12/15/60 253,067
4,030,000 (i) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D -
AGM Insured
0 .000 12/15/60 680,240
7,250,000 (e) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C,
(UB)
5 .000 02/15/47 7,257,048
TOTAL WISCONSIN 161,945,671
WYOMING - 0.2% (0.1% of Total Investments)
5,000,000 (e) Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 3, (UB)
4 .950 12/01/53 4,866,493
TOTAL WYOMING 4,866,493
TOTAL MUNICIPAL BONDS
(Cost $3,678,402,358) 3,565,553,359
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
51 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) 51
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
514,704 (a),(c),(k) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 51
TOTAL CAPITAL GOODS 51
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $514,704) 51
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
4,905 WARRANTS - 0.0% (0.0% of Total Investments) 4,905
TRANSPORTATION - 0.0% (0.0% of Total Investments)
9,810 (a) BL Train Holdings West LLC 11/26/35 4,905
TOTAL TRANSPORTATION 4,905
TOTAL WARRANTS
(Cost $0) 4,905
TOTAL LONG-TERM INVESTMENTS
(Cost $3,695,918,662) 3,582,203,815
FLOATING RATE OBLIGATIONS - (29.2)% (638,166,000)
AMTP SHARES, NET - (16.3)%(l) (356,709,742)
VRDP SHARES, NET - (20.5)%(m) (449,168,376)
OTHER ASSETS & LIABILITIES, NET -  2.2% 49,038,699
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,187,198,396

Portfolio of Investments July 31, 2026
(continued)
NMZ

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $835,799,302 or 23.3% of Total Investments.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(j) When-issued or delayed delivery security.
(k) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development
Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%,
12/01/40, 144A, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness
Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.
(l) AMTP Shares, Net as a percentage of Total Investments is 10.0%.
(m) VRDP Shares, Net as a percentage of Total Investments is 12.5%.

NMZ
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ – $ – * $ –
Exchange-Traded Funds 16,645,500 – – 16,645,500
Municipal Bonds – 3,565,552,590 769 3,565,553,359
Variable Rate Senior Loan Interests – – 51 51
Warrants – – 4,905 4,905
$ 16,645,500 $ 3,565,552,590 $ 5,725 $ 3,582,203,815
Liabilities at Fair Value:
Floating Rate Obligations $ – $ 638,166,000 $ – $ 638,166,000
AMTP Shares, Net – 356,709,742 – 356,709,742
VRDP Shares, Net – 449,168,376 – 449,168,376
$ – $ 1,444,044,118 $ – $ 1,444,044,118
Assets at Fair Value:
Receivable for sale of Vistra Vision interest $ – $ 22,651,778 $ – $ 22,651,778
$ – $ 22,651,778 $ – $ 22,651,778
* Value equals zero as of the end of the reporting period.